UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31

Registrant is making a filing for 5 of its series: Allspring Government Money Market Fund, Allspring Money Market Fund, Allspring National Tax-Free Money Market Fund, Allspring 100% Treasury Money Market Fund, and Allspring Treasury Plus Money Market Fund.

Date of reporting period: July 31, 2026

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2026

Administrator Class

WGAXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$124,672,796,340
# of portfolio holdings	304
Total advisory fees paid	$84,267,215
Weighted average maturity	45 days
Weighted average life	118 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	52.8
Government agency debt	25.4
U.S. Treasury securities	21.1
Other instruments	0.6
Municipal obligations	0.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	52.3
8-14 days	0.2
15-29 days	3.6
30-59 days	5.7
60-89 days	3.3
90-179 days	8.8
180-269 days	7.7
270+ days	18.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0947 07-26

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2026

Capital Class

ALGXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period from April 30, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Capital Class	$4Footnote Reference1	0.17%Footnote Reference2
Footnote	Description
Footnote[1]	The Class commenced operations during the reporting period. Expenses for a full reporting period would be higher.
Footnote[2]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$124,672,796,340
# of portfolio holdings	304
Total advisory fees paid	$84,267,215
Weighted average maturity	45 days
Weighted average life	118 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	52.8
Government agency debt	25.4
U.S. Treasury securities	21.1
Other instruments	0.6
Municipal obligations	0.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	52.3
8-14 days	0.2
15-29 days	3.6
30-59 days	5.7
60-89 days	3.3
90-179 days	8.8
180-269 days	7.7
270+ days	18.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4730 07-26

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2026

Class A

WFGXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$28	0.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$124,672,796,340
# of portfolio holdings	304
Total advisory fees paid	$84,267,215
Weighted average maturity	45 days
Weighted average life	118 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	52.8
Government agency debt	25.4
U.S. Treasury securities	21.1
Other instruments	0.6
Municipal obligations	0.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	52.3
8-14 days	0.2
15-29 days	3.6
30-59 days	5.7
60-89 days	3.3
90-179 days	8.8
180-269 days	7.7
270+ days	18.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0450 07-26

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2026

Institutional Class

GVIXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$124,672,796,340
# of portfolio holdings	304
Total advisory fees paid	$84,267,215
Weighted average maturity	45 days
Weighted average life	118 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	52.8
Government agency debt	25.4
U.S. Treasury securities	21.1
Other instruments	0.6
Municipal obligations	0.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	52.3
8-14 days	0.2
15-29 days	3.6
30-59 days	5.7
60-89 days	3.3
90-179 days	8.8
180-269 days	7.7
270+ days	18.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1751 07-26

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2026

Roberts & Ryan Class

RNRXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$124,672,796,340
# of portfolio holdings	304
Total advisory fees paid	$84,267,215
Weighted average maturity	45 days
Weighted average life	118 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	52.8
Government agency debt	25.4
U.S. Treasury securities	21.1
Other instruments	0.6
Municipal obligations	0.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	52.3
8-14 days	0.2
15-29 days	3.6
30-59 days	5.7
60-89 days	3.3
90-179 days	8.8
180-269 days	7.7
270+ days	18.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR5123 07-26

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2026

Select Class

WFFXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$124,672,796,340
# of portfolio holdings	304
Total advisory fees paid	$84,267,215
Weighted average maturity	45 days
Weighted average life	118 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	52.8
Government agency debt	25.4
U.S. Treasury securities	21.1
Other instruments	0.6
Municipal obligations	0.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	52.3
8-14 days	0.2
15-29 days	3.6
30-59 days	5.7
60-89 days	3.3
90-179 days	8.8
180-269 days	7.7
270+ days	18.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3802 07-26

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2026

Service Class

NWGXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$124,672,796,340
# of portfolio holdings	304
Total advisory fees paid	$84,267,215
Weighted average maturity	45 days
Weighted average life	118 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	52.8
Government agency debt	25.4
U.S. Treasury securities	21.1
Other instruments	0.6
Municipal obligations	0.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	52.3
8-14 days	0.2
15-29 days	3.6
30-59 days	5.7
60-89 days	3.3
90-179 days	8.8
180-269 days	7.7
270+ days	18.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0743 07-26

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2026

Sweep Class

This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Sweep Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$124,672,796,340
# of portfolio holdings	304
Total advisory fees paid	$84,267,215
Weighted average maturity	45 days
Weighted average life	118 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	52.8
Government agency debt	25.4
U.S. Treasury securities	21.1
Other instruments	0.6
Municipal obligations	0.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	52.3
8-14 days	0.2
15-29 days	3.6
30-59 days	5.7
60-89 days	3.3
90-179 days	8.8
180-269 days	7.7
270+ days	18.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3931 07-26

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2026

Tribal Inclusion Class

AGTXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Tribal Inclusion Class	$8	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$124,672,796,340
# of portfolio holdings	304
Total advisory fees paid	$84,267,215
Weighted average maturity	45 days
Weighted average life	118 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	52.8
Government agency debt	25.4
U.S. Treasury securities	21.1
Other instruments	0.6
Municipal obligations	0.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	52.3
8-14 days	0.2
15-29 days	3.6
30-59 days	5.7
60-89 days	3.3
90-179 days	8.8
180-269 days	7.7
270+ days	18.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR5120 07-26

Semi-Annual Shareholder Report

100% Treasury Money Market Fund

July 31, 2026

Administrator Class

WTRXX

This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$19,173,431,739
# of portfolio holdings	115
Total advisory fees paid	$11,631,465
Weighted average maturity	46 days
Weighted average life	89 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	81.1
U.S. Treasury Floating Rate Notes	10.1
U.S. Treasury Notes	8.8

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	11.7
8-14 days	14.0
15-29 days	24.9
30-59 days	20.2
60-89 days	6.2
90-179 days	5.7
180-269 days	4.7
270+ days	12.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3722 07-26

Semi-Annual Shareholder Report

100% Treasury Money Market Fund

July 31, 2026

Advisor Class

AHAXX

This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from July 17, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Advisor Class	$2Footnote Reference1	0.42%Footnote Reference2
Footnote	Description
Footnote[1]	The Class commenced operations during the reporting period. Expenses for a full reporting period would be higher.
Footnote[2]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$19,173,431,739
# of portfolio holdings	115
Total advisory fees paid	$11,631,465
Weighted average maturity	46 days
Weighted average life	89 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	81.1
U.S. Treasury Floating Rate Notes	10.1
U.S. Treasury Notes	8.8

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	11.7
8-14 days	14.0
15-29 days	24.9
30-59 days	20.2
60-89 days	6.2
90-179 days	5.7
180-269 days	4.7
270+ days	12.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4741 07-26

Semi-Annual Shareholder Report

100% Treasury Money Market Fund

July 31, 2026

Capital Class

AHCXX

This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from April 30, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Capital Class	$4Footnote Reference1	0.17%Footnote Reference2
Footnote	Description
Footnote[1]	The Class commenced operations during the reporting period. Expenses for a full reporting period would be higher.
Footnote[2]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$19,173,431,739
# of portfolio holdings	115
Total advisory fees paid	$11,631,465
Weighted average maturity	46 days
Weighted average life	89 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	81.1
U.S. Treasury Floating Rate Notes	10.1
U.S. Treasury Notes	8.8

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	11.7
8-14 days	14.0
15-29 days	24.9
30-59 days	20.2
60-89 days	6.2
90-179 days	5.7
180-269 days	4.7
270+ days	12.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4729 07-26

Semi-Annual Shareholder Report

100% Treasury Money Market Fund

July 31, 2026

Roberts & Ryan Class

RRAXX

This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$19,173,431,739
# of portfolio holdings	115
Total advisory fees paid	$11,631,465
Weighted average maturity	46 days
Weighted average life	89 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	81.1
U.S. Treasury Floating Rate Notes	10.1
U.S. Treasury Notes	8.8

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	11.7
8-14 days	14.0
15-29 days	24.9
30-59 days	20.2
60-89 days	6.2
90-179 days	5.7
180-269 days	4.7
270+ days	12.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR5122 07-26

Semi-Annual Shareholder Report

100% Treasury Money Market Fund

July 31, 2026

Institutional Class

WOTXX

This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$19,173,431,739
# of portfolio holdings	115
Total advisory fees paid	$11,631,465
Weighted average maturity	46 days
Weighted average life	89 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	81.1
U.S. Treasury Floating Rate Notes	10.1
U.S. Treasury Notes	8.8

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	11.7
8-14 days	14.0
15-29 days	24.9
30-59 days	20.2
60-89 days	6.2
90-179 days	5.7
180-269 days	4.7
270+ days	12.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3177 07-26

Semi-Annual Shareholder Report

100% Treasury Money Market Fund

July 31, 2026

Service Class

NWTXX

This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$19,173,431,739
# of portfolio holdings	115
Total advisory fees paid	$11,631,465
Weighted average maturity	46 days
Weighted average life	89 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	81.1
U.S. Treasury Floating Rate Notes	10.1
U.S. Treasury Notes	8.8

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	11.7
8-14 days	14.0
15-29 days	24.9
30-59 days	20.2
60-89 days	6.2
90-179 days	5.7
180-269 days	4.7
270+ days	12.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0008 07-26

Semi-Annual Shareholder Report

Money Market Fund

July 31, 2026

Class A

STGXX

This semi-annual shareholder report contains important information about Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$41,651,944,072
# of portfolio holdings	332
Total advisory fees paid	$24,915,764
Weighted average maturity	44 days
Weighted average life	76 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Commercial paper	40.7
Certificates of deposit	22.0
Repurchase agreements	16.8
Municipal obligations	10.4
U.S. Treasury securities	8.1
Other instruments	2.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	44.0
8-14 days	1.4
15-29 days	3.4
30-59 days	10.1
60-89 days	5.0
90-179 days	21.7
180-269 days	8.8
270+ days	5.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0478 07-26

Semi-Annual Shareholder Report

Money Market Fund

July 31, 2026

Class C

This semi-annual shareholder report contains important information about Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class C is closed to new investors and additional investments from existing shareholders.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$66	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$41,651,944,072
# of portfolio holdings	332
Total advisory fees paid	$24,915,764
Weighted average maturity	44 days
Weighted average life	76 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Commercial paper	40.7
Certificates of deposit	22.0
Repurchase agreements	16.8
Municipal obligations	10.4
U.S. Treasury securities	8.1
Other instruments	2.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	44.0
8-14 days	1.4
15-29 days	3.4
30-59 days	10.1
60-89 days	5.0
90-179 days	21.7
180-269 days	8.8
270+ days	5.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3502 07-26

Semi-Annual Shareholder Report

Money Market Fund

July 31, 2026

Premier Class

WMPXX

This semi-annual shareholder report contains important information about Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$41,651,944,072
# of portfolio holdings	332
Total advisory fees paid	$24,915,764
Weighted average maturity	44 days
Weighted average life	76 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Commercial paper	40.7
Certificates of deposit	22.0
Repurchase agreements	16.8
Municipal obligations	10.4
U.S. Treasury securities	8.1
Other instruments	2.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	44.0
8-14 days	1.4
15-29 days	3.4
30-59 days	10.1
60-89 days	5.0
90-179 days	21.7
180-269 days	8.8
270+ days	5.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3183 07-26

Semi-Annual Shareholder Report

Money Market Fund

July 31, 2026

Service Class

WMOXX

This semi-annual shareholder report contains important information about Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$41,651,944,072
# of portfolio holdings	332
Total advisory fees paid	$24,915,764
Weighted average maturity	44 days
Weighted average life	76 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Commercial paper	40.7
Certificates of deposit	22.0
Repurchase agreements	16.8
Municipal obligations	10.4
U.S. Treasury securities	8.1
Other instruments	2.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	44.0
8-14 days	1.4
15-29 days	3.4
30-59 days	10.1
60-89 days	5.0
90-179 days	21.7
180-269 days	8.8
270+ days	5.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3656 07-26

Semi-Annual Shareholder Report

National Tax-Free Money Market Fund

July 31, 2026

Administrator Class

WNTXX

This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$14	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$2,064,987,842
# of portfolio holdings	287
Total advisory fees paid	$976,354
Weighted average maturity	30 days
Weighted average life	31 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Tender option bond	45.0
Variable rate demand note	27.3
Other municipal debt	27.0
Treasury repurchase agreement	0.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	74.2
8-14 days	0.5
15-29 days	3.2
30-59 days	7.7
60-89 days	4.2
90-179 days	5.3
180-269 days	1.8
270+ days	3.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3710 07-26

Semi-Annual Shareholder Report

National Tax-Free Money Market Fund

July 31, 2026

Premier Class

WFNXX

This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$2,064,987,842
# of portfolio holdings	287
Total advisory fees paid	$976,354
Weighted average maturity	30 days
Weighted average life	31 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Tender option bond	45.0
Variable rate demand note	27.3
Other municipal debt	27.0
Treasury repurchase agreement	0.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	74.2
8-14 days	0.5
15-29 days	3.2
30-59 days	7.7
60-89 days	4.2
90-179 days	5.3
180-269 days	1.8
270+ days	3.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0477 07-26

Semi-Annual Shareholder Report

National Tax-Free Money Market Fund

July 31, 2026

Service Class

MMIXX

This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$2,064,987,842
# of portfolio holdings	287
Total advisory fees paid	$976,354
Weighted average maturity	30 days
Weighted average life	31 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Tender option bond	45.0
Variable rate demand note	27.3
Other municipal debt	27.0
Treasury repurchase agreement	0.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	74.2
8-14 days	0.5
15-29 days	3.2
30-59 days	7.7
60-89 days	4.2
90-179 days	5.3
180-269 days	1.8
270+ days	3.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0792 07-26

Semi-Annual Shareholder Report

Treasury Plus Money Market Fund

July 31, 2026

Administrator Class

WTPXX

This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$17	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$29,235,135,972
# of portfolio holdings	63
Total advisory fees paid	$20,350,215
Weighted average maturity	45 days
Weighted average life	104 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.0
U.S. Treasury securities	44.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	54.8
8-14 days	1.7
15-29 days	4.0
30-59 days	2.8
60-89 days	3.4
90-179 days	9.0
180-269 days	7.9
270+ days	16.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3720 07-26

Semi-Annual Shareholder Report

Treasury Plus Money Market Fund

July 31, 2026

Capital Class

TPAXX

This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from April 30, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Capital Class	$4Footnote Reference1	0.17%Footnote Reference2
Footnote	Description
Footnote[1]	The Class commenced operations during the reporting period. Expenses for a full reporting period would be higher.
Footnote[2]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$29,235,135,972
# of portfolio holdings	63
Total advisory fees paid	$20,350,215
Weighted average maturity	45 days
Weighted average life	104 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.0
U.S. Treasury securities	44.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	54.8
8-14 days	1.7
15-29 days	4.0
30-59 days	2.8
60-89 days	3.4
90-179 days	9.0
180-269 days	7.9
270+ days	16.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4731 07-26

Semi-Annual Shareholder Report

Treasury Plus Money Market Fund

July 31, 2026

Class A

PIVXX

This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$29	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$29,235,135,972
# of portfolio holdings	63
Total advisory fees paid	$20,350,215
Weighted average maturity	45 days
Weighted average life	104 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.0
U.S. Treasury securities	44.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	54.8
8-14 days	1.7
15-29 days	4.0
30-59 days	2.8
60-89 days	3.4
90-179 days	9.0
180-269 days	7.9
270+ days	16.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0453 07-26

Semi-Annual Shareholder Report

Treasury Plus Money Market Fund

July 31, 2026

Institutional Class

PISXX

This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$29,235,135,972
# of portfolio holdings	63
Total advisory fees paid	$20,350,215
Weighted average maturity	45 days
Weighted average life	104 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.0
U.S. Treasury securities	44.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	54.8
8-14 days	1.7
15-29 days	4.0
30-59 days	2.8
60-89 days	3.4
90-179 days	9.0
180-269 days	7.9
270+ days	16.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0793 07-26

Semi-Annual Shareholder Report

Treasury Plus Money Market Fund

July 31, 2026

Select Class

WTLXX

This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$29,235,135,972
# of portfolio holdings	63
Total advisory fees paid	$20,350,215
Weighted average maturity	45 days
Weighted average life	104 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.0
U.S. Treasury securities	44.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	54.8
8-14 days	1.7
15-29 days	4.0
30-59 days	2.8
60-89 days	3.4
90-179 days	9.0
180-269 days	7.9
270+ days	16.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3803 07-26

Semi-Annual Shareholder Report

Treasury Plus Money Market Fund

July 31, 2026

Service Class

PRVXX

This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$22	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$29,235,135,972
# of portfolio holdings	63
Total advisory fees paid	$20,350,215
Weighted average maturity	45 days
Weighted average life	104 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.0
U.S. Treasury securities	44.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	54.8
8-14 days	1.7
15-29 days	4.0
30-59 days	2.8
60-89 days	3.4
90-179 days	9.0
180-269 days	7.9
270+ days	16.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0454 07-26

Semi-Annual Shareholder Report

Treasury Plus Money Market Fund

July 31, 2026

Roberts & Ryan Class

RRTXX

This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2026 to July 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$29,235,135,972
# of portfolio holdings	63
Total advisory fees paid	$20,350,215
Weighted average maturity	45 days
Weighted average life	104 days

What did the Fund invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.0
U.S. Treasury securities	44.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	54.8
8-14 days	1.7
15-29 days	4.0
30-59 days	2.8
60-89 days	3.4
90-179 days	9.0
180-269 days	7.9
270+ days	16.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR5124 07-26

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Government Money Market Funds

Allspring 100% Treasury Money Market Fund
Long Form Financial Statements
Semi-Annual Report
July 31, 2026

Government Money Market Funds | 1

Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 107.85%
U.S. Treasury Bills☼	3.44%	2-18-2027	$90,000,000	$88,313,475
U.S. Treasury Bills☼	3.65	8-6-2026	940,000,000	939,717,807
U.S. Treasury Bills☼	3.66	8-4-2026	1,489,905,000	1,489,755,630
U.S. Treasury Bills☼	3.66	8-11-2026	1,203,665,000	1,202,698,652
U.S. Treasury Bills☼	3.66	8-20-2026	1,511,200,000	1,508,623,661
U.S. Treasury Bills☼	3.66	9-8-2026	100,000,000	99,639,500
U.S. Treasury Bills☼	3.67	8-13-2026	1,700,000,000	1,698,292,708
U.S. Treasury Bills☼	3.68	8-18-2026	2,157,460,000	2,154,200,211
U.S. Treasury Bills☼	3.68	9-29-2026	425,000,000	422,566,563
U.S. Treasury Bills☼	3.69	8-27-2026	450,000,000	448,909,000
U.S. Treasury Bills☼	3.69	9-3-2026	845,650,000	843,001,406
U.S. Treasury Bills☼	3.69	9-15-2026	275,000,000	273,805,212
U.S. Treasury Bills☼	3.69	9-17-2026	400,000,000	398,181,750
U.S. Treasury Bills☼	3.69	10-6-2026	75,000,000	74,514,333
U.S. Treasury Bills☼	3.70	9-1-2026	1,600,000,000	1,595,438,612
U.S. Treasury Bills☼	3.72	8-25-2026	1,050,000,000	1,047,648,054
U.S. Treasury Bills☼	3.72	9-10-2026	550,000,000	547,870,943
U.S. Treasury Bills☼	3.72	9-22-2026	254,850,000	253,551,163
U.S. Treasury Bills☼	3.72	10-20-2026	75,000,000	74,403,625
U.S. Treasury Bills☼	3.72	12-3-2026	125,725,000	124,162,981
U.S. Treasury Bills☼	3.74	12-10-2026	100,000,000	98,679,811
U.S. Treasury Bills☼	3.75	9-24-2026	106,765,000	106,195,080
U.S. Treasury Bills☼	3.78	10-22-2026	100,000,000	99,171,111
U.S. Treasury Bills☼	3.79	10-1-2026	200,000,000	198,774,111
U.S. Treasury Bills☼	3.81	10-15-2026	250,000,000	248,092,621
U.S. Treasury Bills☼	3.82	10-27-2026	100,000,000	99,109,861
U.S. Treasury Bills☼	3.85	11-3-2026	150,000,000	148,546,208
U.S. Treasury Bills☼	3.87	10-29-2026	100,000,000	99,078,042
U.S. Treasury Bills☼	3.89	12-24-2026	50,000,000	49,237,333
U.S. Treasury Bills☼	3.89	12-31-2026	75,000,000	73,800,000
U.S. Treasury Bills☼	3.89	1-21-2027	50,000,000	49,089,188
U.S. Treasury Bills☼	3.90	11-24-2026	170,000,000	167,946,932
U.S. Treasury Bills☼	4.00	1-28-2027	50,000,000	49,024,708
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.10%)±	3.95	1-31-2027	390,000,000	389,997,484
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.10%)±	3.95	1-31-2028	300,000,000	299,968,674
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.10%)±	3.96	4-30-2028	555,000,000	555,124,474
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.16%)±	4.01	4-30-2027	275,000,000	275,014,524
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.16%)±	4.01	7-31-2027	315,000,000	315,023,249
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.19%)±	4.04	10-31-2027	250,000,000	250,150,782
U.S. Treasury Notes	0.50	6-30-2027	50,000,000	48,456,780
U.S. Treasury Notes	0.63	3-31-2027	105,000,000	103,021,462
U.S. Treasury Notes	0.88	9-30-2026	55,000,000	54,752,065
The accompanying notes are an integral part of these financial statements.
2 | Government Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes		1.25%	11-30-2026	$65,000,000	$64,507,829
U.S. Treasury Notes		1.25	12-31-2026	42,500,000	42,102,340
U.S. Treasury Notes		2.75	4-30-2027	130,000,000	129,087,815
U.S. Treasury Notes		3.75	8-31-2026	65,000,000	64,999,371
U.S. Treasury Notes		3.75	4-30-2027	515,000,000	514,995,303
U.S. Treasury Notes		3.75	6-30-2027	75,000,000	74,884,229
U.S. Treasury Notes		3.88	3-31-2027	130,000,000	130,126,173
U.S. Treasury Notes		4.25	11-30-2026	50,000,000	50,085,695
U.S. Treasury Notes		4.25	12-31-2026	192,500,000	193,029,207
U.S. Treasury Notes		4.25	3-15-2027	210,000,000	210,881,667
U.S. Treasury Notes		4.38	7-15-2027	45,000,000	45,174,214
U.S. Treasury Notes		4.63	6-15-2027	95,000,000	95,576,973
Total U.S. treasury securities (Cost $20,679,000,602)					20,679,000,602
Total investments in securities (Cost $20,679,000,602)	107.85%				20,679,000,602
Other assets and liabilities, net	(7.85)				(1,505,568,863)
Total net assets	100.00%				$19,173,431,739

☼	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 3

Statement of assets and liabilities—July 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$20,679,000,602
Cash	30,490
Receivable for Fund shares sold	25,045,890
Receivable for interest	15,453,311
Prepaid expenses and other assets	198,328
Total assets	20,719,728,621
Liabilities
Payable for investments purchased	1,494,899,722
Payable for Fund shares redeemed	23,608,207
Dividends payable	22,883,236
Management fee payable	2,033,742
Administration fees payable	1,598,900
Shareholder servicing fees payable	1,188,953
Accrued expenses and other liabilities	84,122
Total liabilities	1,546,296,882
Total net assets	$19,173,431,739
Net assets consist of
Paid-in capital	$19,172,434,065
Total distributable earnings	997,674
Total net assets	$19,173,431,739
Computation of net asset value per share
Net assets–Administrator Class	$477,563,002
Shares outstanding–Administrator Class[1]	477,523,904
Net asset value per share–Administrator Class	$1.00
Net assets–Advisor Class	$100,117
Shares outstanding–Advisor Class[1]	100,109
Net asset value per share–Advisor Class	$1.00
Net assets–Capital Class	$100,909
Shares outstanding–Capital Class[1]	100,901
Net asset value per share–Capital Class	$1.00
Net assets–Institutional Class	$13,601,726,220
Shares outstanding–Institutional Class[1]	13,600,644,467
Net asset value per share–Institutional Class	$1.00
Net assets–Roberts & Ryan Class	$112,896
Shares outstanding–Roberts & Ryan Class[1]	112,887
Net asset value per share–Roberts & Ryan Class	$1.00
Net assets–Service Class	$5,093,828,595
Shares outstanding–Service Class[1]	5,093,441,345
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
4 | Government Money Market Funds

Statement of operations—six months ended July 31, 2026 (unaudited)
Statement of operations
Investment income
Interest	$341,942,946
Expenses
Management fee	12,648,543
Administration fees
Administrator Class	230,304
Advisor Class[1]	5
Capital Class[2]	15
Institutional Class	5,129,049
Roberts & Ryan Class	45
Service Class	3,095,518
Shareholder servicing fees
Administrator Class	230,304
Advisor Class[1]	7
Service Class	6,448,995
Custody and accounting fees	181,462
Professional fees	65,178
Registration fees	132,527
Shareholder report expenses	37,196
Trustees’ fees and expenses	74,519
Other fees and expenses	110,261
Total expenses	28,383,928
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,017,078)
Administrator Class	(77,925)
Advisor Class[1]	(1)
Capital Class[2]	(5)
Institutional Class	(877,495)
Roberts & Ryan Class	(6)
Service Class	(5,423)
Net expenses	26,405,995
Net investment income	315,536,951
Net realized gains on investments	969,680
Net increase in net assets resulting from operations	$316,506,631
1 For the period from July 17, 2026 (commencement of class operations) to July 31, 2026
2 For the period from April 30, 2026 (commencement of class operations) to July 31, 2026
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 5

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2026 (unaudited)		Year ended January 31, 2026
Operations
Net investment income		$315,536,951		$698,478,517
Net realized gains on investments		969,680		5,116,254
Net increase in net assets resulting from operations		316,506,631		703,594,771
Distributions to shareholders from
Net investment income and net realized gains
Class A		N/A		(2,301,161)[1]
Administrator Class		(7,852,886)		(20,018,049)
Advisor Class		(127)[2]		N/A
Capital Class		(914)[3]		N/A
Institutional Class		(225,021,407)		(456,397,362)
Roberts & Ryan Class		(1,988)		(4,353)
Service Class		(82,795,974)		(225,104,711)
Total distributions to shareholders		(315,673,296)		(703,825,636)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	N/A	N/A	84,318,086 [1]	84,318,086 [1]
Administrator Class	528,804,579	528,804,579	1,495,843,233	1,495,843,233
Advisor Class	100,000 [2]	100,000 [2]	N/A	N/A
Capital Class	100,007 [3]	100,007 [3]	N/A	N/A
Institutional Class	21,285,066,160	21,285,066,160	31,877,289,410	31,877,289,410
Roberts & Ryan Class	5,000	5,000	14	14
Service Class	10,469,962,721	10,469,962,721	18,074,484,635	18,074,484,635
		32,284,038,467		51,531,935,378
Reinvestment of distributions
Class A	N/A	N/A	2,158,208 [1]	2,158,208 [1]
Administrator Class	4,540,245	4,540,245	12,656,065	12,656,065
Advisor Class	109 [2]	109 [2]	N/A	N/A
Capital Class	894 [3]	894 [3]	N/A	N/A
Institutional Class	171,064,880	171,064,880	367,175,829	367,175,829
Roberts & Ryan Class	1,977	1,977	4,353	4,353
Service Class	29,068,824	29,068,824	70,457,553	70,457,553
		204,676,929		452,452,008
Payment for shares redeemed
Class A	N/A	N/A	(71,098,221)[1]	(71,098,221)[1]
Administrator Class	(509,671,619)	(509,671,619)	(1,651,858,669)	(1,651,858,669)
Institutional Class	(19,962,782,765)	(19,962,782,765)	(31,349,720,201)	(31,349,720,201)
Roberts & Ryan Class	(5,033)	(5,033)	0	0
Service Class	(10,861,990,295)	(10,861,990,295)	(19,429,316,286)	(19,429,316,286)
		(31,334,449,712)		(52,501,993,377)
1 For the period from February 1, 2025 to September 12, 2025
2 For the period from July 17, 2026 (commencement of class operations) to July 31, 2026
3 For the period from April 30, 2026 (commencement of class operations) to July 31, 2026
The accompanying notes are an integral part of these financial statements.
6 | Government Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2026 (unaudited)		Year ended January 31, 2026
	Shares		Shares
Share conversions
Class A	N/A	$N/A	(104,360,157)[4]	$(104,360,157)[4]
Service Class	0	0	104,360,157 [4]	104,360,157 [4]
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		1,154,265,684		(517,605,991)
Total increase (decrease) in net assets		1,155,099,019		(517,836,856)
Net assets
Beginning of period		18,018,332,720		18,536,169,576
End of period		$19,173,431,739		$18,018,332,720
4 Effective at the close of business on September 12, 2025, Class A shares were converted to Service Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 7

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Administrator Class		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]
Total from investment operations	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.70%	3.99%	4.94%	4.95%	1.65%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.35%	0.35%	0.35%	0.34%
Net expenses	0.30%	0.30%	0.30%	0.30%	0.28%*	0.06%*
Net investment income	3.41%	3.90%	4.76%	4.86%	1.73%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$477,563	$453,867	$597,240	$344,069	$417,372	$435,818

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.24%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
8 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

Advisor Class	Six months ended July 31, 2026[1] (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.00 [2,3]
Net realized gains (losses) on investments	0.00 [2]
Total from investment operations	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[4]
Net asset value, end of period	$1.00
Total return[5]	0.11%
Ratios to average net assets (annualized)
Gross expenses	0.43%
Net expenses	0.42%
Net investment income	3.28%
Supplemental data
Net assets, end of period (000s omitted)	$100

[1]	For the period from July 17, 2026 (commencement of class operations) to July 31, 2026
[2]	Amount is less than $0.005.
[3]	Calculated based upon average shares outstanding
[4]	Amount is more than $(0.005).
[5]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 9

Financial highlights

(For a share outstanding throughout each period)

Capital Class	Six months ended July 31, 2026[1] (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]
Total from investment operations	0.01
Distributions to shareholders from
Net investment income	(0.01)
Net asset value, end of period	$1.00
Total return[4]	0.89%
Ratios to average net assets (annualized)
Gross expenses	0.20%
Net expenses	0.17%
Net investment income	3.53%
Supplemental data
Net assets, end of period (000s omitted)	$101

[1]	For the period from April 30, 2026 (commencement of class operations) to July 31, 2026
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Institutional Class		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]
Total from investment operations	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.75%	4.10%	5.05%	5.06%	1.74%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.23%	0.23%	0.23%	0.23%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.19%*	0.06%*
Net investment income	3.51%	3.97%	4.93%	4.99%	1.54%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$13,601,726	$12,107,750	$11,213,105	$11,665,347	$6,965,776	$10,797,673

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.01%
Year ended January 31, 2022	0.14%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Roberts & Ryan Class		2026	2025	2024[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [2]	0.04 [2]	0.05 [2]	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.02	0.04	0.05	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.01)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.75%	4.10%	5.05%	1.46%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.23%	0.22%
Net expenses	0.20%	0.20%	0.20%	0.20%
Net investment income	3.51%	3.99%	4.67%	5.22%
Supplemental data
Net assets, end of period (000s omitted)	$113	$111	$107	$101

[1]	For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Service Class		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.04 [1]	0.05 [1]	0.05 [1]	0.01	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]
Total from investment operations	0.02	0.04	0.05	0.05	0.01	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.60%	3.79%	4.73%	4.74%	1.49%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.52%	0.52%	0.52%	0.52%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.44%*	0.06%*
Net investment income	3.21%	3.70%	4.59%	4.69%	1.46%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$5,093,829	$5,456,604	$6,636,732	$5,261,162	$4,173,042	$5,336,278

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.44%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Class A shares became Service Class shares in a tax-free conversion. Shareholders of Class A received Service Class shares at a value equal to the value of their Class A shares immediately prior to the conversion. Class A shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
14 | Government Money Market Funds

Notes to financial statements (unaudited)
As of July 31, 2026, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
U.S. Treasury securities	$0	$20,679,000,602	$0	$20,679,000,602
Total assets	$0	$20,679,000,602	$0	$20,679,000,602
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2026, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Government Money Market Funds | 15

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Administrator Class	0.10%
Advisor Class	0.12
Capital Class	0.06
Institutional Class	0.08
Roberts & Ryan Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2027 (May 31, 2028 for Advisor Class) to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Administrator Class	0.30%
Advisor Class	0.42
Capital Class	0.17
Institutional Class	0.20
Roberts & Ryan Class	0.20
Service Class	0.50
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class, Administrator Class and Advisor Class are charged a fee at an annual rate up to 0.25%, 0.10% and 0.17% respectively of the respective average daily net assets of each class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended July 31, 2026.
5.CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
6.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
16 | Government Money Market Funds

Notes to financial statements (unaudited)
7.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
8.SUBSEQUENT EVENT
At the Fund’s Board meeting held on August 17-19, 2026, the Board of Trustees approved the addition of a new share class, “Token Class”. The Fund’s Token Class shares are not currently offered.
Government Money Market Funds | 17

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

18 | Government Money Market Funds

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Government Money Market Funds | 19

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring 100% Treasury Money Market Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

20 | Government Money Market Funds

Other information (unaudited)
approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.

Government Money Market Funds | 21

Other information (unaudited)
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

22 | Government Money Market Funds

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0252 07-26

Government Money Market Funds

Allspring Government Money Market Fund
Long Form Financial Statements
Semi-Annual Report
July 31, 2026

Government Money Market Funds | 1

Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Government agency debt: 24.28%
FFCB	3.38%	1-13-2027	$25,000,000	$24,984,536
FFCB	3.50	10-2-2026	125,000,000	124,981,687
FFCB	3.50	10-27-2026	103,000,000	102,979,184
FFCB	3.50	2-26-2027	285,000,000	284,935,841
FFCB	3.50	3-9-2027	127,904,000	127,824,209
FFCB☼	3.57	8-25-2026	10,000,000	9,978,489
FFCB☼	3.63	8-18-2026	25,000,000	24,962,708
FFCB☼	3.63	10-15-2026	40,000,000	39,709,622
FFCB	3.63	11-19-2026	19,025,000	19,020,002
FFCB	3.63	4-29-2027	30,000,000	29,971,725
FFCB☼	3.65	10-8-2026	40,000,000	39,736,000
FFCB (U.S. SOFR+0.06%)±	3.71	9-4-2026	65,000,000	65,000,000
FFCB (U.S. SOFR+0.06%)±	3.71	6-15-2027	75,000,000	74,990,326
FFCB (U.S. SOFR+0.07%)±	3.72	9-18-2026	100,000,000	100,000,000
FFCB	3.72	11-4-2026	100,000,000	99,983,438
FFCB (U.S. SOFR+0.07%)±	3.72	3-24-2027	125,000,000	125,000,000
FFCB (U.S. SOFR+0.07%)±	3.72	4-1-2027	400,000,000	400,000,000
FFCB Series 2 (U.S. SOFR+0.07%)±	3.72	7-9-2027	44,900,000	44,901,265
FFCB Series 1 (U.S. SOFR+0.07%)±	3.72	8-18-2027	50,000,000	50,000,000
FFCB (U.S. SOFR+0.07%)±	3.72	11-5-2027	230,000,000	230,000,000
FFCB (U.S. SOFR+0.08%)±	3.73	3-11-2027	40,000,000	40,000,000
FFCB (U.S. SOFR+0.08%)±	3.73	3-18-2027	280,000,000	280,000,000
FFCB (U.S. SOFR+0.08%)±	3.73	11-23-2027	120,000,000	120,000,000
FFCB (U.S. SOFR+0.08%)±	3.73	12-22-2027	275,000,000	275,000,000
FFCB (U.S. SOFR+0.08%)±	3.73	12-29-2027	135,000,000	135,000,000
FFCB (U.S. SOFR+0.08%)±	3.73	1-5-2028	175,000,000	174,991,235
FFCB (U.S. SOFR+0.08%)±	3.73	1-11-2028	30,000,000	30,000,000
FFCB (U.S. SOFR+0.08%)±	3.73	1-12-2028	355,000,000	354,843,879
FFCB (U.S. SOFR+0.08%)±	3.73	1-20-2028	155,000,000	154,982,054
FFCB (U.S. SOFR+0.09%)±	3.74	8-17-2026	60,000,000	60,000,000
FFCB Series 1 (U.S. SOFR+0.09%)±	3.74	2-4-2027	130,000,000	130,000,000
FFCB (U.S. SOFR+0.09%)±	3.74	2-26-2027	100,000,000	100,007,498
FFCB (U.S. SOFR+0.09%)±	3.74	3-11-2027	145,000,000	145,000,000
FFCB (U.S. SOFR+0.09%)±	3.74	9-28-2027	155,000,000	155,000,000
FFCB (U.S. SOFR+0.09%)±	3.74	12-9-2027	300,000,000	300,000,000
FFCB Series 1 (U.S. SOFR+0.09%)±	3.74	1-3-2028	16,500,000	16,503,125
FFCB (U.S. SOFR+0.09%)±	3.74	1-6-2028	210,000,000	210,000,000
FFCB Series 2 (U.S. SOFR+0.09%)±	3.74	2-11-2028	50,000,000	50,000,000
FFCB (U.S. SOFR+0.09%)±	3.74	2-17-2028	45,000,000	45,000,000
FFCB (U.S. SOFR+0.09%)±	3.74	2-25-2028	80,000,000	80,000,000
FFCB (U.S. SOFR+0.09%)±	3.74	3-2-2028	45,000,000	45,000,000
FFCB (U.S. SOFR+0.09%)±	3.74	3-9-2028	257,000,000	256,986,120
FFCB (U.S. SOFR+0.09%)±	3.74	3-13-2028	155,000,000	155,000,000
FFCB (U.S. SOFR+0.09%)±	3.74	3-16-2028	95,000,000	95,000,000
FFCB (U.S. SOFR+0.09%)±	3.74	3-17-2028	320,000,000	320,003,134
FFCB (U.S. SOFR+0.09%)±	3.74	3-20-2028	280,000,000	280,000,000
FFCB (U.S. SOFR+0.09%)±	3.74	3-24-2028	45,000,000	45,000,000
FFCB Series 1 (U.S. SOFR+0.09%)±	3.74	3-27-2028	225,000,000	225,000,000
The accompanying notes are an integral part of these financial statements.
2 | Government Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
FFCB (U.S. SOFR+0.09%)±	3.74%	4-6-2028	$68,000,000	$67,987,775
FFCB (U.S. SOFR+0.09%)±	3.74	4-10-2028	86,000,000	85,998,440
FFCB (U.S. SOFR+0.09%)±	3.74	4-17-2028	100,000,000	99,940,939
FFCB (U.S. SOFR+0.09%)±	3.74	5-15-2028	30,000,000	30,000,000
FFCB (U.S. SOFR+0.10%)±	3.75	2-12-2027	140,000,000	140,000,000
FFCB (U.S. SOFR+0.10%)±	3.75	2-25-2027	125,000,000	125,000,000
FFCB	3.75	3-30-2027	109,000,000	108,919,509
FFCB (U.S. Federal Funds Effective Rate+0.12%)±	3.75	6-9-2027	125,000,000	125,000,000
FFCB (U.S. SOFR+0.10%)±	3.75	6-17-2027	140,000,000	140,000,000
FFCB (U.S. SOFR+0.10%)±	3.75	6-23-2027	65,000,000	65,000,000
FFCB (U.S. Federal Funds Effective Rate+0.12%)±	3.75	6-23-2027	210,000,000	210,000,000
FFCB Series 1 (U.S. SOFR+0.10%)±	3.75	7-9-2027	320,000,000	320,000,000
FFCB (U.S. SOFR+0.10%)±	3.75	12-1-2027	115,000,000	115,020,496
FFCB Series 2 (U.S. SOFR+0.10%)±	3.75	1-28-2028	90,000,000	90,000,000
FFCB (U.S. SOFR+0.10%)±	3.75	4-27-2028	130,000,000	130,000,000
FFCB (U.S. SOFR+0.11%)±	3.76	5-14-2027	115,000,000	115,000,000
FFCB Series 2 (U.S. SOFR+0.11%)±	3.76	5-27-2027	230,000,000	230,000,000
FFCB (U.S. Federal Funds Effective Rate+0.13%)±	3.76	7-9-2027	100,000,000	100,000,000
FFCB (U.S. Federal Funds Effective Rate+0.14%)±	3.77	2-3-2027	40,000,000	40,000,000
FFCB Series 1 (U.S. SOFR+0.12%)±	3.77	7-15-2027	125,000,000	125,000,000
FFCB (U.S. SOFR+0.12%)±	3.77	11-26-2027	400,000,000	400,000,000
FFCB Series 1 (U.S. SOFR+0.13%)±	3.78	11-2-2026	150,000,000	150,000,000
FFCB (U.S. SOFR+0.13%)±	3.78	4-16-2027	150,000,000	150,000,000
FFCB (U.S. SOFR+0.13%)±	3.78	5-5-2027	150,000,000	150,000,000
FFCB (U.S. SOFR+0.13%)±	3.78	8-18-2027	90,000,000	90,000,000
FFCB (U.S. SOFR+0.13%)±	3.78	8-24-2027	100,000,000	100,000,000
FFCB (U.S. SOFR+0.14%)±	3.79	8-19-2026	62,000,000	62,000,000
FFCB (U.S. SOFR+0.14%)±	3.79	8-26-2026	50,000,000	50,000,000
FFCB (U.S. SOFR+0.14%)±	3.79	9-3-2026	70,000,000	70,000,000
FFCB (U.S. SOFR+0.14%)±	3.79	9-4-2026	70,000,000	70,000,000
FFCB (U.S. SOFR+0.14%)±	3.79	9-9-2026	25,000,000	25,000,000
FFCB (U.S. SOFR+0.14%)±	3.79	1-8-2027	45,000,000	45,000,000
FFCB (U.S. Federal Funds Effective Rate+0.17%)±	3.80	8-16-2027	90,000,000	90,000,000
FFCB (U.S. SOFR+0.15%)±	3.80	9-3-2027	50,000,000	50,008,783
FFCB (U.S. Federal Funds Effective Rate+0.18%)±	3.81	11-6-2026	175,000,000	175,000,000
FFCB Series 2 (U.S. Federal Funds Effective Rate+0.18%)±	3.81	11-19-2027	100,000,000	100,000,000
FFCB (U.S. SOFR+0.19%)±	3.84	4-3-2028	190,000,000	190,320,548
FFCB	3.88	5-26-2027	70,000,000	69,990,972
FFCB (U.S. SOFR+0.25%)±	3.90	11-12-2027	100,000,000	100,225,088
FFCB (U.S. SOFR+0.25%)±	3.90	4-21-2028	175,000,000	175,466,275
FFCB (U.S. Treasury 3 Month Bill Money Market Yield+0.09%)±	3.94	10-27-2027	100,000,000	99,975,625
FFCB (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	4.02	7-23-2027	200,000,000	198,995,532
FFCB Series 1 (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	4.02	7-30-2027	50,000,000	50,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield+0.18%)±	4.03	4-30-2027	95,000,000	95,000,000
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 3

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
FHLB	1.02%	2-24-2027	$27,750,000	$27,363,672
FHLB	1.25	12-21-2026	221,910,000	220,019,234
FHLB	3.38	4-9-2027	1,000,000,000	998,080,229
FHLB☼	3.50	10-2-2026	146,100,000	145,259,925
FHLB☼	3.53	8-31-2026	26,450,000	26,378,409
FHLB☼	3.54	9-14-2026	300,000,000	298,776,750
FHLB☼	3.54	9-16-2026	300,000,000	298,718,500
FHLB☼	3.59	9-18-2026	33,000,000	32,850,730
FHLB☼	3.60	8-5-2026	126,000,000	125,975,150
FHLB	3.62	2-8-2027	100,000,000	100,000,000
FHLB	3.63	9-4-2026	50,000,000	50,001,955
FHLB	3.65	12-4-2026	500,000,000	499,839,504
FHLB	3.65	3-24-2027	500,000,000	500,000,000
FHLB (U.S. SOFR+0.06%)±	3.71	6-1-2027	700,000,000	700,000,000
FHLB (U.S. SOFR+0.06%)±	3.71	7-20-2027	250,000,000	250,000,000
FHLB (U.S. SOFR+0.07%)±	3.72	8-10-2026	250,000,000	250,000,000
FHLB	3.73	4-2-2027	1,000,000,000	1,000,000,000
FHLB (U.S. SOFR+0.08%)±	3.73	1-14-2028	50,000,000	49,977,894
FHLB (U.S. SOFR+0.08%)±	3.73	1-20-2028	250,000,000	250,000,000
FHLB	3.74	1-8-2027	500,000,000	500,000,000
FHLB (U.S. SOFR+0.09%)±	3.74	12-2-2027	250,000,000	250,000,000
FHLB (U.S. SOFR+0.09%)±	3.74	12-6-2027	250,000,000	250,000,000
FHLB Series 1 (U.S. SOFR+0.09%)±	3.74	1-20-2028	250,000,000	250,000,000
FHLB (U.S. SOFR+0.09%)±	3.74	3-10-2028	75,000,000	75,000,000
FHLB (U.S. SOFR+0.09%)±	3.74	4-17-2028	36,750,000	36,749,423
FHLB (U.S. SOFR+0.10%)±	3.75	10-16-2026	150,000,000	150,000,000
FHLB	3.75	10-23-2026	250,000,000	249,966,677
FHLB	3.75	4-2-2027	250,000,000	250,000,000
FHLB (U.S. SOFR+0.10%)±	3.75	6-11-2027	300,000,000	300,000,000
FHLB (U.S. SOFR+0.10%)±	3.75	6-14-2027	100,000,000	100,000,000
FHLB (U.S. SOFR+0.10%)±	3.75	6-16-2027	250,000,000	250,000,000
FHLB (U.S. SOFR+0.10%)±	3.75	7-2-2027	250,000,000	250,000,000
FHLB	3.76	12-17-2026	500,000,000	500,000,000
FHLB (U.S. SOFR+0.13%)±	3.78	8-18-2027	100,000,000	100,000,000
FHLB (U.S. SOFR+0.14%)±	3.79	8-21-2026	50,000,000	50,000,000
FHLB (U.S. SOFR+0.14%)±	3.79	9-4-2026	150,000,000	150,000,000
FHLB	3.81	12-4-2026	333,333,333	333,333,333
FHLB	3.84	11-6-2026	500,000,000	500,000,000
FHLB	3.85	4-14-2027	500,000,000	500,000,000
FHLB	3.86	5-28-2027	500,000,000	500,000,000
FHLB	3.97	4-22-2027	250,000,000	250,000,000
FHLB	4.00	10-9-2026	132,450,000	132,533,150
FHLB	4.00	3-10-2027	90,875,000	90,873,714
FHLB	4.13	1-15-2027	56,345,000	56,482,177
FHLB	4.63	9-11-2026	100,000,000	100,109,683
FHLMC	3.64	3-19-2027	500,000,000	500,000,000
FHLMC (U.S. SOFR+0.08%)±	3.73	1-8-2027	250,000,000	250,000,000
FHLMC (U.S. SOFR+0.10%)±	3.75	5-5-2027	268,000,000	268,000,000
The accompanying notes are an integral part of these financial statements.
4 | Government Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
FHLMC (U.S. SOFR+0.12%)±	3.77%	5-5-2027	$664,866,000	$664,832,150
FHLMC (U.S. SOFR+0.14%)±	3.79	10-16-2026	141,000,000	141,000,000
FHLMC (U.S. SOFR+0.14%)±	3.79	9-22-2027	335,000,000	335,047,592
FHLMC (U.S. SOFR+0.14%)±	3.79	10-6-2027	300,000,000	300,000,000
FHLMC (U.S. SOFR+0.22%)±	3.87	5-23-2028	391,300,000	392,190,615
FNMA (U.S. SOFR+0.08%)±	3.73	12-22-2027	633,000,000	632,916,256
FNMA (U.S. SOFR+0.08%)±	3.73	1-7-2028	728,000,000	727,899,460
FNMA (U.S. SOFR+0.09%)±	3.74	2-2-2028	156,000,000	156,000,000
FNMA (U.S. SOFR+0.09%)±	3.74	3-6-2028	227,000,000	226,992,136
FNMA (U.S. SOFR+0.09%)±	3.74	4-6-2028	235,000,000	234,987,445
FNMA (U.S. SOFR+0.09%)±	3.74	5-8-2028	149,000,000	149,000,000
FNMA (U.S. SOFR+0.09%)±	3.74	6-8-2028	192,000,000	192,000,000
FNMA (U.S. SOFR+0.14%)±	3.79	8-21-2026	329,000,000	329,000,000
FNMA (U.S. SOFR+0.14%)±	3.79	11-20-2026	182,900,000	182,900,017
FNMA (U.S. SOFR+0.14%)±	3.79	12-11-2026	478,000,000	478,000,000
FNMA (U.S. SOFR+0.26%)±	3.91	11-5-2027	355,600,000	356,417,932
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.82	6-20-2027	1,333,334	1,333,334
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.82	9-20-2027	4,464,285	4,464,285
U.S. International Development Finance Corp. Series 2 (U.S. Treasury 3 Month Bill+0.00%)§±	3.82	9-20-2038	2,792,490	2,792,490
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.82	7-7-2040	45,289,874	45,289,875
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.83	1-15-2030	5,283,019	5,283,019
U.S. International Development Finance Corp. Series 9 (U.S. Treasury 3 Month Bill+0.00%)§±	3.83	5-15-2030	10,574,000	10,574,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.83	10-15-2032	10,320,513	10,320,513
U.S. International Development Finance Corp. Series IV (U.S. Treasury 3 Month Bill+0.00%)§±	3.83	11-15-2033	12,034,190	12,034,190
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.83	6-15-2034	9,459,485	9,459,485
U.S. International Development Finance Corp. Series 3 (U.S. Treasury 3 Month Bill+0.00%)§±	3.94	12-15-2026	300,001	300,001
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.94	1-20-2027	5,666,667	5,666,667
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.94	9-2-2031	30,373,544	30,373,544
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.94	9-30-2031	43,862,640	43,862,640
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.94	12-20-2031	33,255,814	33,255,814
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	3.94	11-20-2037	21,208,668	21,208,668
Total government agency debt (Cost $30,268,818,296)				30,268,818,296
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 5

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.05%
Colorado: 0.05%
Variable rate demand notes ø: 0.05%
Colorado HFA Series C-2 Class II (Housing revenue, GNMA Insured, FHLB SPA)	3.72%	5-1-2052	$39,370,000	$39,370,000
Colorado HFA Series D2 Class I (Housing revenue, GNMA Insured, FHLB SPA)	3.72	5-1-2042	24,765,000	24,765,000
Total municipal obligations (Cost $64,135,000)				64,135,000
Other instruments: 0.62%
Variable rate demand notes ø: 0.62%
17th Street Rentals LLC	3.72	2-1-2061	18,200,000	18,200,000
2020 Sheu Family Exempt Trust	3.72	7-1-2041	9,175,000	9,175,000
Ashton Portfolio Borrowers Series 2026	3.72	5-1-2066	70,000,000	70,000,000
CLC Irrevocable Life Insurance Trust Series 2026	3.72	5-1-2051	18,115,000	18,115,000
Columbus Hotel Investment One LLC Series 2018	3.72	10-1-2048	6,535,000	6,535,000
Contour Sierra LLC Series 2026	3.72	7-1-2066	19,590,000	19,590,000
DMA Lancaster LLC Series A	3.72	7-1-2064	39,310,000	39,310,000
ELK Grove Independent Living LLC/ELK Grove Memory Care LLC Series 2025	3.72	11-1-2065	57,250,000	57,250,000
Fehr Family Investments Project Series 2026	3.72	2-1-2056	25,000,000	25,000,000
Hotel Legado Redondo LLC Series 2026	3.72	6-1-2066	45,400,000	45,400,000
Karlo Lacey Apartments LLC Series 2026	3.72	1-1-2066	53,120,000	53,120,000
Ken-Vin Life Co. LLC Series 2025	3.72	2-1-2075	45,930,000	45,930,000
L Ward Huntley Irrevocable Life Insurance Trust u/a Series 2021	3.72	4-1-2071	21,350,000	21,350,000
La Mesa Senior Living LP	3.72	8-1-2057	48,125,000	48,125,000
Magnolia Place Arlington LLC/MP Smokey Point LLC Series 2025	3.72	12-1-2065	36,000,000	36,000,000
Our Family IV LLC	3.72	1-1-2044	13,785,000	13,785,000
Renaissance 88 Co. LP	3.72	4-1-2062	27,000,000	27,000,000
Rock Hill SI LLC Series 2021	3.72	6-1-2061	35,700,000	35,700,000
Rohnert Park 668 LP Series A	3.72	6-1-2058	20,920,000	20,920,000
Senior Living Riverside LP Series 2025	3.72	8-1-2065	43,940,000	43,940,000
Southside Brookshore Associates LP Series A	3.72	9-1-2059	7,640,000	7,640,000
Thomas Bently Durant Irrevocable Life Insurance Trust Series 2024	3.72	3-1-2044	10,000,000	10,000,000
Vickie Bice Life Insurance Trust Series 2021	3.72	8-1-2046	6,550,000	6,550,000
Village Gate Apartments LLC/Village Gate at Knightdale LLC Series 2026	3.72	3-1-2066	42,100,000	42,100,000
VPM Linden Manor LP Series A	3.72	9-1-2060	15,200,000	15,200,000
VSL Property Holdings AB LLC	3.72	5-1-2054	17,400,000	17,400,000
Wingo Family Master Trust Series 2025	3.72	12-1-2050	23,180,000	23,180,000
Total other instruments (Cost $776,515,000)				776,515,000
Repurchase agreements^^: 50.41%
Australia & New Zealand Banking Group Ltd., dated 7-31-2026, maturity value $2,000,610,000(01)	3.66	8-3-2026	2,000,000,000	2,000,000,000
The accompanying notes are an integral part of these financial statements.
6 | Government Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase agreements(continued)
Bank of America, dated 7-30-2026, maturity value $1,041,657,778(02)	4.12%	7-29-2027	$1,000,000,000	$1,000,000,000
Bank of America NA, dated 7-31-2026, maturity value $1,150,349,792(03)	3.65	8-3-2026	1,150,000,000	1,150,000,000
Citibank NA, dated 7-29-2026, maturity value $250,177,917(04)	3.66	8-5-2026	250,000,000	250,000,000
Citigroup Global Markets Holdings, Inc., dated 5-28-2026, maturity value $252,357,500(05)	3.69	8-28-2026	250,000,000	250,000,000
Daiwa Capital Markets America, Inc., dated 7-31-2026, maturity value $50,015,208(06)	3.65	8-3-2026	50,000,000	50,000,000
Deutsche Bank Securities, Inc., dated 7-31-2026, maturity value $1,950,591,500(07)	3.64	8-3-2026	1,950,000,000	1,950,000,000
Fixed Income Clearing Corp. - Bank of America Securities, dated 7-31-2026, maturity value $1,000,304,167(08)	3.65	8-3-2026	1,000,000,000	1,000,000,000
Fixed Income Clearing Corp. - Barclays, dated 7-31-2026, maturity value $5,001,525,000(09)	3.66	8-3-2026	5,000,000,000	5,000,000,000
Fixed Income Clearing Corp. - Barclays, dated 7-31-2026, maturity value $15,004,575,000(10)	3.66	8-3-2026	15,000,000,000	15,000,000,000
Fixed Income Clearing Corp. - BBVA, dated 7-31-2026, maturity value $2,250,684,375(11)	3.65	8-3-2026	2,250,000,000	2,250,000,000
Fixed Income Clearing Corp. - BNP Paribas, dated 7-31-2026, maturity value $500,152,083(12)	3.65	8-3-2026	500,000,000	500,000,000
Fixed Income Clearing Corp. - CIBC, dated 7-31-2026, maturity value $2,000,610,000(13)	3.66	8-3-2026	2,000,000,000	2,000,000,000
Fixed Income Clearing Corp. - Goldman Sachs, dated 7-31-2026, maturity value $1,500,455,000(14)	3.64	8-3-2026	1,500,000,000	1,500,000,000
Fixed Income Clearing Corp. - ING, dated 7-31-2026, maturity value $1,000,305,000(15)	3.66	8-3-2026	1,000,000,000	1,000,000,000
Fixed Income Clearing Corp. - Mizuho Bank, dated 7-31-2026, maturity value $2,950,899,750(16)	3.66	8-3-2026	2,950,000,000	2,950,000,000
Fixed Income Clearing Corp. - Natixis, dated 7-31-2026, maturity value $2,000,608,333(17)	3.65	8-3-2026	2,000,000,000	2,000,000,000
Fixed Income Clearing Corp. - Nomura Securities, dated 7-31-2026, maturity value $2,500,760,417(18)	3.65	8-3-2026	2,500,000,000	2,500,000,000
Fixed Income Clearing Corp. - State Street Bank & Trust Co., dated 7-31-2026, maturity value $1,000,304,167(19)	3.65	8-3-2026	1,000,000,000	1,000,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, dated 7-31-2026, maturity value $2,000,608,333(20)	3.65	8-3-2026	2,000,000,000	2,000,000,000
Goldman Sachs & Co. LLC, dated 7-31-2026, maturity value $1,000,304,167(21)	3.65	8-3-2026	1,000,000,000	1,000,000,000
ING Financial Markets LLC, dated 7-30-2026, maturity value $502,518,056(22)	3.70	9-17-2026	500,000,000	500,000,000
JPMorgan Securities LLC, dated 7-31-2026, maturity value $50,015,208(23)	3.65	8-3-2026	50,000,000	50,000,000
JPMorgan Securities LLC, dated 8-20-2024, maturity value $3,218,976,667∆(24)	3.67	8-6-2026	3,000,000,000	3,000,000,000
JPMorgan Securities LLC, dated 8-20-2024, maturity value $2,146,382,222∆(25)	3.68	8-6-2026	2,000,000,000	2,000,000,000
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 7

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase agreements(continued)
MUFG Securities Americas, dated 7-30-2026, maturity value $750,457,500(26)	3.66%	8-5-2026	$750,000,000	$750,000,000
MUFG Securities Canada Ltd., dated 7-31-2026, maturity value $1,250,380,208(27)	3.65	8-3-2026	1,250,000,000	1,250,000,000
MUFG Securities Canada Ltd., dated 7-30-2026, maturity value $1,507,554,167(28)	3.70	9-17-2026	1,500,000,000	1,500,000,000
Natixis, dated 7-31-2026, maturity value $1,192,786,702(29)	3.64	8-3-2026	1,192,425,000	1,192,425,000
PNC BANK NA, dated 7-31-2026, maturity value $1,000,305,000(30)	3.66	8-3-2026	1,000,000,000	1,000,000,000
RBC Dominion, dated 7-31-2026, maturity value $100,030,500(31)	3.66	8-3-2026	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp., dated 7-29-2026, maturity value $145,303,406(32)	3.76	8-12-2026	145,091,250	145,091,250
Sumitomo Mitsui Banking Corp., dated 7-24-2026, maturity value $148,794,344(33)	3.81	10-23-2026	147,375,000	147,375,000
Sumitomo Mitsui Banking Corp., dated 7-17-2026, maturity value $470,905,574(34)	3.82	10-14-2026	466,500,000	466,500,000
TD Securities USA LLC, dated 7-31-2026, maturity value $400,121,667(35)	3.65	8-3-2026	400,000,000	400,000,000
Wells Fargo Securities, dated 7-31-2026, maturity value $2,000,608,333(36)	3.65	8-3-2026	2,000,000,000	2,000,000,000
Wells Fargo Securities, dated 5-29-2026, maturity value $504,612,500(37)	3.69	8-27-2026	500,000,000	500,000,000
Wells Fargo Securities, dated 7-30-2026, maturity value $502,518,056(38)	3.70	9-17-2026	500,000,000	500,000,000
Wells Fargo Securities, dated 6-8-2026, maturity value $1,009,481,111(39)	3.71	9-8-2026	1,000,000,000	1,000,000,000
Total repurchase agreements (Cost $62,851,391,250)				62,851,391,250
U.S. Treasury securities: 20.15%
U.S. Treasury Bills☼	3.69	8-27-2026	1,550,000,000	1,546,238,667
U.S. Treasury Bills☼	3.70	9-3-2026	700,000,000	697,800,464
U.S. Treasury Bills☼	3.70	9-15-2026	750,000,000	746,729,611
U.S. Treasury Bills☼	3.71	8-18-2026	750,000,000	748,857,500
U.S. Treasury Bills☼	3.72	12-3-2026	350,000,000	345,652,903
U.S. Treasury Bills☼	3.74	12-10-2026	375,000,000	370,046,937
U.S. Treasury Bills☼	3.78	8-25-2026	850,000,000	848,065,154
U.S. Treasury Bills☼	3.78	10-22-2026	700,000,000	694,197,778
U.S. Treasury Bills☼	3.81	10-15-2026	1,500,000,000	1,488,555,729
U.S. Treasury Bills☼	3.81	11-10-2026	1,150,000,000	1,138,123,231
U.S. Treasury Bills☼	3.83	9-22-2026	450,000,000	447,641,407
U.S. Treasury Bills☼	3.88	1-7-2027	250,000,000	245,823,146
U.S. Treasury Bills☼	3.89	12-31-2026	750,000,000	738,000,000
U.S. Treasury Bills☼	3.89	1-21-2027	350,000,000	343,623,541
U.S. Treasury Bills☼	3.90	11-24-2026	130,000,000	128,430,007
U.S. Treasury Bills☼	3.91	7-8-2027	525,000,000	505,917,125
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.10%)±	3.95	1-31-2027	520,000,000	519,978,766
The accompanying notes are an integral part of these financial statements.
8 | Government Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.10%)±		3.95%	1-31-2028	$500,000,000	$499,894,129
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.10%)±		3.96	4-30-2028	1,100,000,000	1,100,212,293
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.16%)±		4.01	4-30-2027	100,000,000	100,000,956
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.16%)±		4.01	7-31-2027	409,000,000	409,372,257
U.S. Treasury Notes		0.50	6-30-2027	350,000,000	339,197,460
U.S. Treasury Notes		0.63	3-31-2027	270,000,000	264,948,374
U.S. Treasury Notes		0.75	8-31-2026	150,000,000	149,662,445
U.S. Treasury Notes		0.88	9-30-2026	235,000,000	233,962,053
U.S. Treasury Notes		1.25	11-30-2026	545,000,000	540,868,629
U.S. Treasury Notes		1.25	12-31-2026	725,000,000	718,260,815
U.S. Treasury Notes		2.75	4-30-2027	400,000,000	397,165,517
U.S. Treasury Notes		3.50	9-30-2026	360,000,000	359,879,447
U.S. Treasury Notes		3.75	8-31-2026	332,000,000	331,996,786
U.S. Treasury Notes		3.75	4-30-2027	1,160,000,000	1,160,036,527
U.S. Treasury Notes		3.75	6-30-2027	675,000,000	673,917,147
U.S. Treasury Notes		3.88	3-31-2027	875,000,000	876,049,407
U.S. Treasury Notes		4.25	11-30-2026	655,000,000	656,117,914
U.S. Treasury Notes		4.25	12-31-2026	1,145,000,000	1,148,076,864
U.S. Treasury Notes		4.25	3-15-2027	1,460,000,000	1,466,294,791
U.S. Treasury Notes		4.38	12-15-2026	500,000,000	501,507,923
U.S. Treasury Notes		4.38	7-15-2027	865,000,000	867,643,487
U.S. Treasury Notes		4.63	10-15-2026	180,000,000	180,371,160
U.S. Treasury Notes		4.63	6-15-2027	581,000,000	584,598,702
Total U.S. treasury securities (Cost $25,113,717,049)					25,113,717,049
Total investments in securities (Cost $119,074,576,595)	95.51%				119,074,576,595
Other assets and liabilities, net	4.49				5,598,219,745
Total net assets	100.00%				$124,672,796,340

The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 9

Portfolio of investments—July 31, 2026 (unaudited)

☼	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:
(01) U.S. government securities, 1.13% to 5.38%, 12-31-2026 to 2-15-2056, fair value including accrued interest is $2,035,834,061.
(02) U.S. government securities, 0.13% to 4.00%, 6-30-2028 to 2-15-2051, fair value including accrued interest is $1,020,000,053.
(03) U.S. government securities, 2.00% to 2.50%, 9-1-2050 to 9-1-2051, fair value including accrued interest is $1,184,500,000.
(04) U.S. government securities, 1.88% to 4.25%, 2-9-2028 to 2-15-2051, fair value including accrued interest is $255,000,092.
(05) U.S. government securities, 0.00% to 8.88%, 2-15-2027 to 8-15-2047, fair value including accrued interest is $255,000,001.
(06) U.S. government securities, 1.50% to 7.00%, 10-15-2032 to 2-20-2066, fair value including accrued interest is $51,500,000.
(07) U.S. government securities, 1.13% to 5.00%, 5-15-2039 to 5-15-2056, fair value including accrued interest is $1,989,000,085.
(08) U.S. government securities, 0.00% to 4.63%, 8-20-2026 to 5-15-2052, fair value including accrued interest is $1,020,000,057.
(09) U.S. government securities, 0.00% to 6.13%, 8-4-2026 to 5-15-2056, fair value including accrued interest is $5,100,000,003.
(10) U.S. government securities, 0.00% to 6.75%, 8-4-2026 to 2-15-2036, fair value including accrued interest is $15,300,000,091.
(11) U.S. government securities, 0.00% to 5.38%, 8-18-2026 to 5-15-2056, fair value including accrued interest is $2,295,000,005.
(12) U.S. government securities, 0.00% to 6.25%, 10-29-2026 to 5-15-2056, fair value including accrued interest is $510,000,027.
(13) U.S. government securities, 3.50% to 4.00%, 12-15-2028 to 2-28-2033, fair value including accrued interest is $2,040,000,000.
(14) U.S. government securities, 0.00% to 6.75%, 8-15-2026 to 11-15-2034, fair value including accrued interest is $1,530,000,018.
(15) U.S. government securities, 2.25% to 4.25%, 3-31-2028 to 8-15-2045, fair value including accrued interest is $1,020,000,000.
(16) U.S. government securities, 0.00% to 8.00%, 10-31-2026 to 1-1-2057, fair value including accrued interest is $3,029,978,300.
(17) U.S. government securities, 4.13% to 4.25%, 6-15-2029 to 5-31-2033, fair value including accrued interest is $2,039,999,913.
(18) U.S. government securities, 1.50% to 6.50%, 2-28-2027 to 7-1-2056, fair value including accrued interest is $2,574,216,000.
(19) U.S. government securities, 1.50% to 7.00%, 12-31-2028 to 11-1-2061, fair value including accrued interest is $1,031,545,000.
(20) U.S. government securities, 3.50% to 3.88%, 1-31-2028 to 9-30-2032, fair value including accrued interest is $2,040,000,065.
(21) U.S. government securities, 1.50% to 7.00%, 5-1-2029 to 3-1-2060, fair value including accrued interest is $1,028,542,891.
(22) U.S. government securities, 3.50% to 7.00%, 10-15-2030 to 4-1-2056, fair value including accrued interest is $515,000,000.
(23) U.S. government securities, 0.00% to 8.00%, 1-15-2030 to 8-1-2056, fair value including accrued interest is $51,480,424.
(24) U.S. government securities, 4.00% to 4.63%, 5-31-2028 to 9-30-2028, fair value including accrued interest is $3,060,000,084.
(25) U.S. government securities, 0.00% to 7.50%, 10-28-2026 to 2-20-2066, fair value including accrued interest is $2,058,218,122.
(26) U.S. government securities, 2.00% to 6.50%, 10-1-2027 to 8-1-2056, fair value including accrued interest is $772,115,796.
(27) U.S. government securities, 0.13% to 7.00%, 6-1-2027 to 6-1-2063, fair value including accrued interest is $1,287,103,631.
(28) U.S. government securities, 0.00% to 7.50%, 6-1-2027 to 3-1-2063, fair value including accrued interest is $1,541,998,246.
(29) U.S. government securities, 1.38% to 4.63%, 3-31-2028 to 2-15-2055, fair value including accrued interest is $1,216,273,523.
(30) U.S. government securities, 1.50% to 5.00%, 12-1-2029 to 8-1-2052, fair value including accrued interest is $1,030,000,001.
(31) U.S. government securities, 0.00% to 7.00%, 8-15-2029 to 2-1-2054, fair value including accrued interest is $102,241,101.
(32) U.S. government securities, 1.13% to 4.50%, 8-31-2028 to 8-15-2041, fair value including accrued interest is $148,185,599.
(33) U.S. government securities, 4.13% to 4.38%, 8-31-2028 to 12-31-2029, fair value including accrued interest is $150,455,037.
(34) U.S. government securities, 3.00% to 4.50%, 8-31-2028 to 5-20-2053, fair value including accrued interest is $480,573,213.
(35) U.S. government securities, 2.50% to 7.00%, 12-1-2050 to 6-1-2056, fair value including accrued interest is $412,000,000.
(36) U.S. government securities, 1.50% to 11.70%, 10-20-2026 to 3-15-2069, fair value including accrued interest is $2,060,000,000.
(37) U.S. government securities, 3.70% to 4.12%, 10-16-2026 to 5-15-2028, fair value including accrued interest is $510,004,105.
(38) U.S. government securities, 3.68% to 3.78%, 9-16-2026 to 3-10-2028, fair value including accrued interest is $510,000,082.
(39) U.S. government securities, 0.00% to 7.25%, 8-13-2026 to 10-17-2044, fair value including accrued interest is $1,020,000,611.
∆	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next put date.

Abbreviations:
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Statement of assets and liabilities—July 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$56,223,185,345
Investments in repurchase agreements, at amortized cost	62,851,391,250
Cash	5,327,154,943
Receivable for interest	335,455,569
Receivable for investments sold	200,490,100
Receivable for Fund shares sold	2,111,560
Prepaid expenses and other assets	1,682,244
Total assets	124,941,471,011
Liabilities
Dividends payable	238,713,252
Management fee payable	12,272,753
Administration fees payable	6,198,612
Payable for Fund shares redeemed	5,569,910
Payable for investments purchased	3,660,000
Shareholder servicing fees payable	1,050,538
Distribution fee payable	90,735
Accrued expenses and other liabilities	1,118,871
Total liabilities	268,674,671
Total net assets	$124,672,796,340
Net assets consist of
Paid-in capital	$124,675,150,832
Total distributable loss	(2,354,492)
Total net assets	$124,672,796,340
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Statement of assets and liabilities—July 31, 2026 (unaudited)
Statement of assets and liabilities
Computation of net asset value per share
Net assets–Class A	$873,495,699
Shares outstanding–Class A1	873,492,364
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$4,348,887,371
Shares outstanding–Administrator Class[1]	4,348,869,633
Net asset value per share–Administrator Class	$1.00
Net assets–Capital Class	$6,625,835
Shares outstanding–Capital Class[1]	6,625,783
Net asset value per share–Capital Class	$1.00
Net assets–Institutional Class	$25,749,387,984
Shares outstanding–Institutional Class[1]	25,749,294,089
Net asset value per share–Institutional Class	$1.00
Net assets–Roberts & Ryan Class	$102,613,523
Shares outstanding–Roberts & Ryan Class[1]	102,612,927
Net asset value per share–Roberts & Ryan Class	$1.00
Net assets–Select Class	$91,484,154,316
Shares outstanding–Select Class[1]	91,483,757,829
Net asset value per share–Select Class	$1.00
Net assets–Service Class	$1,052,316,519
Shares outstanding–Service Class[1]	1,052,312,600
Net asset value per share–Service Class	$1.00
Net assets–Sweep Class	$902,625,108
Shares outstanding–Sweep Class[1]	902,620,822
Net asset value per share–Sweep Class	$1.00
Net assets–Tribal Inclusion Class	$152,689,985
Shares outstanding–Tribal Inclusion Class[1]	152,689,384
Net asset value per share–Tribal Inclusion Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Statement of operations—six months ended July 31, 2026 (unaudited)
Statement of operations
Investment income
Interest	$2,501,497,895
Expenses
Management fee	84,267,215
Administration fees
Class A	860,134
Administrator Class	1,989,039
Capital Class[1]	828
Institutional Class	11,549,272
Roberts & Ryan Class	37,024
Select Class	19,705,601
Service Class	629,239
Sweep Class	132,653
Tribal Inclusion Class	43,373
Shareholder servicing fees
Class A	1,084,999
Administrator Class	1,989,039
Service Class	1,310,915
Sweep Class	1,105,439
Distribution fee
Sweep Class	442,176
Custody and accounting fees	648,868
Professional fees	316,614
Registration fees	710,103
Shareholder report expenses	117,990
Trustees’ fees and expenses	522,957
Other fees and expenses	312,865
Total expenses	127,776,343
Less: Fee waivers and/or expense reimbursements
Class A	(87,437)
Administrator Class	(2,370)
Capital Class[1]	(270)
Institutional Class	(1,336,484)
Roberts & Ryan Class	(4,302)
Select Class	(14,434,153)
Service Class	(1,950)
Sweep Class	(41,400)
Tribal Inclusion Class	(21,199)
Net expenses	111,846,778
Net investment income	2,389,651,117
Net realized gains on investments	884,693
Net increase in net assets resulting from operations	$2,390,535,810
1 For the period from April 30, 2026 (commencement of class operations) to July 31, 2026
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 13

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2026 (unaudited)		Year ended January 31, 2026
Operations
Net investment income		$2,389,651,117		$5,238,757,594
Net realized gains on investments		884,693		2,781,299
Net increase in net assets resulting from operations		2,390,535,810		5,241,538,893
Distributions to shareholders from
Net investment income and net realized gains
Class A		(13,733,315)		(30,928,222)
Administrator Class		(67,481,500)		(162,319,078)
Capital Class		(48,772)[1]		N/A
Institutional Class		(508,645,931)		(1,306,237,035)
Roberts & Ryan Class		(1,630,252)		(4,645,987)
Select Class		(1,764,343,096)		(3,653,187,082)
Service Class		(16,900,214)		(41,483,736)
Sweep Class		(14,238,092)		(33,991,041)
Tribal Inclusion Class		(2,574,764)		(5,495,818)
Total distributions to shareholders		(2,389,595,936)		(5,238,287,999)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	41,110,110	41,110,110	166,544,574	166,544,574
Administrator Class	11,449,907,280	11,449,907,280	18,536,450,103	18,536,450,103
Capital Class	35,162,626 [1]	35,162,626 [1]	N/A	N/A
Institutional Class	53,905,235,249	53,905,235,249	125,821,650,510	125,821,650,510
Roberts & Ryan Class	5,902,500,000	5,902,500,000	1,703,614,388	1,703,614,388
Select Class	570,510,658,530	570,510,658,530	1,047,534,362,141	1,047,534,362,141
Service Class	1,581,928,556	1,581,928,556	3,864,712,184	3,864,712,184
Sweep Class	7,361,491,803	7,361,491,803	10,026,559,087	10,026,559,087
Tribal Inclusion Class	10,000,000	10,000,000	28,512,136	28,512,136
		650,797,994,154		1,207,682,405,123
Reinvestment of distributions
Class A	13,539,638	13,539,638	30,832,455	30,832,455
Administrator Class	22,818,167	22,818,167	49,532,880	49,532,880
Capital Class	892 [1]	892 [1]	N/A	N/A
Institutional Class	189,296,719	189,296,719	476,872,994	476,872,994
Roberts & Ryan Class	1,952	1,952	4,389	4,389
Select Class	845,866,330	845,866,330	2,023,236,358	2,023,236,358
Service Class	2,147,489	2,147,489	4,661,885	4,661,885
Sweep Class	14,145,005	14,145,005	33,991,041	33,991,041
Tribal Inclusion Class	2,559,082	2,559,082	5,495,818	5,495,818
		1,090,375,274		2,624,627,820
1 For the period from April 30, 2026 (commencement of class operations) to July 31, 2026
The accompanying notes are an integral part of these financial statements.
14 | Government Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2026 (unaudited)		Year ended January 31, 2026
	Shares		Shares
Payment for shares redeemed
Class A	(58,165,996)	$(58,165,996)	(148,506,135)	$(148,506,135)
Administrator Class	(11,397,386,641)	(11,397,386,641)	(19,299,725,540)	(19,299,725,540)
Capital Class	(28,537,735)[1]	(28,537,735)[1]	N/A	N/A
Institutional Class	(60,257,603,023)	(60,257,603,023)	(128,716,929,225)	(128,716,929,225)
Roberts & Ryan Class	(5,900,000,000)	(5,900,000,000)	(1,940,612,498)	(1,940,612,498)
Select Class	(580,976,898,287)	(580,976,898,287)	(1,029,984,336,041)	(1,029,984,336,041)
Service Class	(1,594,721,085)	(1,594,721,085)	(3,702,142,866)	(3,702,142,866)
Sweep Class	(7,221,328,705)	(7,221,328,705)	(10,309,453,759)	(10,309,453,759)
Tribal Inclusion Class	(4,300,000)	(4,300,000)	(3,501,048)	(3,501,048)
		(667,438,941,472)		(1,194,105,207,112)
Net increase (decrease) in net assets resulting from capital share transactions		(15,550,572,044)		16,201,825,831
Total increase (decrease) in net assets		(15,549,632,170)		16,205,076,725
Net assets
Beginning of period		140,222,428,510		124,017,351,785
End of period		$124,672,796,340		$140,222,428,510
1 For the period from April 30, 2026 (commencement of class operations) to July 31, 2026
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Class A		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.04 [1]	0.05 [1]	0.05 [1]	0.01	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.01	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.58%	3.75%	4.67%	4.68%	1.50%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.58%	0.58%	0.59%	0.61%	0.60%
Net expenses	0.56%	0.55%	0.58%	0.59%	0.48%*	0.07%*
Net investment income	3.16%	3.68%	4.56%	4.59%	1.55%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$873,496	$877,008	$828,115	$404,404	$356,236	$316,459

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.12%
Year ended January 31, 2022	0.53%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Administrator Class		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.69%	3.98%	4.92%	4.94%	1.71%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.33%	0.33%	0.33%	0.33%	0.34%	0.33%
Net expenses	0.33%	0.33%	0.33%	0.33%	0.28%*	0.07%*
Net investment income	3.39%	3.91%	4.80%	4.87%	1.63%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$4,348,887	$4,273,513	$4,987,150	$4,219,599	$3,628,015	$5,027,252

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.27%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 17

Financial highlights

(For a share outstanding throughout each period)

Capital Class	Six months ended July 31, 2026[1] (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]
Total from investment operations	0.01
Distributions to shareholders from
Net investment income	(0.01)
Net asset value, end of period	$1.00
Total return[4]	0.89%
Ratios to average net assets (annualized)
Gross expenses	0.19%
Net expenses	0.17%
Net investment income	3.50%
Supplemental data
Net assets, end of period (000s omitted)	$6,626

[1]	For the period from April 30, 2026 (commencement of class operations) to July 31, 2026
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Institutional Class		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.76%	4.12%	5.06%	5.08%	1.82%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.21%	0.21%	0.21%	0.21%	0.22%	0.21%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.17%*	0.07%*
Net investment income	3.52%	4.04%	4.93%	4.97%	1.66%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$25,749,388	$31,912,290	$34,329,916	$29,521,342	$29,533,412	$40,078,395

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.13%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Roberts & Ryan Class		2026	2025	2024[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [2]	0.04 [2]	0.05 [2]	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.02	0.04	0.05	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.01)
Net realized gains	0.00	0.00	0.00	(0.00)[3]
Total distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.76%	4.12%	5.06%	1.45%
Ratios to average net assets (annualized)
Gross expenses	0.21%	0.21%	0.21%	0.21%
Net expenses	0.20%	0.20%	0.20%	0.20%
Net investment income	3.52%	4.07%	4.84%	5.22%
Supplemental data
Net assets, end of period (000s omitted)	$102,614	$100,096	$337,099	$101

[1]	For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Select Class		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.79%	4.18%	5.12%	5.15%	1.89%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.17%	0.17%	0.17%	0.17%	0.18%	0.17%
Net expenses	0.14%	0.14%	0.14%	0.14%	0.11%*	0.05%*
Net investment income	3.58%	4.09%	4.99%	5.07%	1.73%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$91,484,154	$101,103,829	$81,528,265	$80,838,095	$56,118,082	$85,197,344

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.09%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Service Class		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.61%	3.81%	4.75%	4.77%	1.58%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.50%	0.50%	0.50%	0.51%	0.50%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.40%*	0.07%*
Net investment income	3.22%	3.74%	4.66%	4.65%	1.47%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,052,317	$1,062,956	$895,697	$1,092,008	$1,419,439	$1,873,382

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.43%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Sweep Class		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.61%	3.81%	4.75%	4.77%	1.58%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.51%	0.52%	0.51%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.41%*	0.06%*
Net investment income	3.22%	3.75%	4.62%	4.63%	1.54%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$902,625	$748,306	$997,190	$813,036	$1,045,053	$1,101,824

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.09%
Year ended January 31, 2022	0.44%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Tribal Inclusion Class		2026	2025	2024[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [2]	0.04 [2]	0.05 [2]	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.02	0.04	0.05	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.01)
Net realized gains	0.00	0.00	0.00	(0.00)[3]
Total distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.78%	4.16%	5.10%	1.26%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.19%	0.19%	0.19%
Net expenses	0.16%	0.16%	0.16%	0.16%
Net investment income	3.56%	4.07%	4.99%	5.26%
Supplemental data
Net assets, end of period (000s omitted)	$152,690	$144,430	$113,920	$119,670

[1]	For the period from November 3, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Government Money Market Funds

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Government Money Market Funds | 25

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2026, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
As of January 31, 2026, the Fund had capital loss carryforwards which consisted of $3,689,835 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable distribution, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Government agency debt	$0	$30,268,818,296	$0	$30,268,818,296
Municipal obligations	0	64,135,000	0	64,135,000
Other instruments	0	776,515,000	0	776,515,000
Repurchase agreements	0	62,851,391,250	0	62,851,391,250
U.S. Treasury securities	0	25,113,717,049	0	25,113,717,049
Total assets	$0	$119,074,576,595	$0	$119,074,576,595
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
26 | Government Money Market Funds

Notes to financial statements (unaudited)
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2026, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.19%
Administrator Class	0.10
Capital Class	0.06
Institutional Class	0.08
Roberts & Ryan Class	0.08
Select Class	0.04
Service Class	0.12
Sweep Class	0.03
Tribal Inclusion Class	0.06
Prior to July 1, 2026, the class-level administration fee for Class A was 0.20% of its average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2027 (May 31, 2028 for Class A) to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2026, the contractual caps are as follows:
Government Money Market Funds | 27

Notes to financial statements (unaudited)

EXPENSE RATIO CAPS
Class A	0.56%
Administrator Class	0.34
Capital Class	0.17
Institutional Class	0.20
Roberts & Ryan Class	0.20
Select Class	0.14
Service Class	0.50
Sweep Class	0.50
Tribal Inclusion Class	0.16
Prior to July 1, 2026, the Fund’s expenses were capped at 0.58% for Class A.
Distribution fee
The Trust has adopted a distribution plan for Sweep Class shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.10% of the average daily net assets of Sweep Class shares. Such fees are generally paid on a monthly basis.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended July 31, 2026.
5.CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
6.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
7.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
28 | Government Money Market Funds

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio Holdings Information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP.  Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Government Money Market Funds | 29

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

30 | Government Money Market Funds

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Government Money Market Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Government Money Market Funds | 31

Other information (unaudited)
approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of or equal to the median net operating expense ratios of the expense Groups for each share class, except for the Sweep Class and Select Class, which were lower than the median net operating expense ratio of the expense Groups. The Board also noted management’s proposal to reduce the expense cap for Class A shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which are expected to reduce the Fund’s net operating expense ratio for such share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of or equal to the sum of the average rates for the expense Groups for each share class, except for the Sweep Class, which was lower than the sum of the average rates for the expense Group. The Board also noted management’s proposal to reduce the expense cap for Class A shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which are expected to reduce the Fund’s net operating expense ratio for such share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.

32 | Government Money Market Funds

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Government Money Market Funds | 33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0450 07-26

Retail Money Market Funds

Allspring Money Market Fund
Long Form Financial Statements
Semi-Annual Report
July 31, 2026

Retail Money Market Funds | 1

Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Certificates of deposit: 22.07%
ABN AMRO Bank NV	3.68%	8-5-2026	$325,000,000	$325,000,000
Banco Santander SA	3.76	11-10-2026	178,650,000	178,637,980
Banco Santander SA	3.79	3-1-2027	100,000,000	100,000,000
Banco Santander SA (U.S. SOFR+0.34%)±	3.99	3-29-2027	100,000,000	100,000,000
Banco Santander SA	4.00	1-4-2027	100,000,000	100,000,000
Bank of America NA	3.77	12-28-2026	125,000,000	125,000,000
Bank of America NA	4.04	2-19-2027	100,000,000	100,000,000
Bank of Montreal (U.S. SOFR+0.33%)±	3.98	11-12-2026	150,000,000	150,000,000
Bank of Montreal (U.S. SOFR+0.34%)±	3.99	5-5-2027	150,000,000	150,000,000
Bank of Nova Scotia (U.S. SOFR+0.31%)±	3.96	3-5-2027	100,000,000	100,000,000
Bank of Nova Scotia (U.S. SOFR+0.33%)±	3.98	8-7-2026	125,000,000	125,000,000
Barclays Bank PLC (U.S. SOFR+0.37%)±	4.02	10-2-2026	150,000,000	150,000,000
BNP Paribas SA	3.79	11-4-2026	100,000,000	100,000,000
BNP Paribas SA (U.S. SOFR+0.34%)±	3.99	3-19-2027	100,000,000	100,000,000
BNP Paribas SA	4.00	12-31-2026	150,000,000	150,000,000
Canadian Imperial Bank of Commerce (U.S. SOFR+0.30%)±	3.95	12-9-2026	100,000,000	100,000,000
Canadian Imperial Bank of Commerce (U.S. SOFR+0.30%)±	3.95	3-2-2027	150,000,000	150,000,000
Canadian Imperial Bank of Commerce (U.S. SOFR+0.32%)±	3.97	10-19-2026	150,000,000	150,000,000
Canadian Imperial Bank of Commerce (U.S. SOFR+0.33%)±	3.98	1-25-2027	100,000,000	100,000,000
Commonwealth Bank of Australia	3.85	12-10-2026	150,000,000	150,000,000
Commonwealth Bank of Australia (U.S. SOFR+0.31%)±	3.96	11-10-2026	50,000,000	50,000,000
Cooperatieve Rabobank UA (U.S. SOFR+0.30%)±	3.95	6-22-2027	150,000,000	150,000,000
Credit Agricole Corporate & Investment Bank SA	3.79	12-2-2026	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank SA	3.81	10-9-2026	125,000,000	125,000,000
Credit Agricole Corporate & Investment Bank SA (U.S. SOFR+0.30%)±	3.95	10-2-2026	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank SA	3.99	8-6-2026	150,000,000	150,000,000
Credit Industriel et Commercial	3.77	12-18-2026	125,000,000	125,000,000
Credit Industriel et Commercial (U.S. SOFR+0.36%)±	4.01	10-9-2026	100,000,000	100,000,000
Credit Industriel et Commercial (U.S. SOFR+0.36%)±	4.01	4-30-2027	100,000,000	100,000,000
Credit Industriel et Commercial	4.26	4-8-2027	65,000,000	65,000,000
Deutsche Bank AG (U.S. SOFR+0.40%)±	4.05	5-5-2027	100,000,000	100,000,000
HSBC Bank USA NA (U.S. SOFR+0.34%)±	3.99	11-6-2026	50,000,000	50,000,000
HSBC Bank USA NA (U.S. SOFR+0.36%)±	4.01	5-3-2027	100,000,000	100,000,000
HSBC Bank USA NA (U.S. SOFR+0.36%)±	4.01	5-4-2027	100,000,000	100,000,000
HSBC Bank USA NA (U.S. SOFR+0.37%)±	4.02	6-25-2027	100,000,000	100,000,000
HSBC Bank USA NA (U.S. SOFR+0.37%)±	4.02	7-9-2027	100,000,000	100,000,000
Lloyds Bank Corporate Markets PLC	3.84	10-6-2026	120,000,000	120,000,000
Lloyds Bank Corporate Markets PLC	3.90	11-17-2026	100,000,000	100,000,000
Lloyds Bank Corporate Markets PLC (U.S. SOFR+0.30%)±	3.95	2-4-2027	60,000,000	60,000,000
Lloyds Bank Corporate Markets PLC (U.S. SOFR+0.33%)±	3.98	2-22-2027	50,000,000	50,000,000
Lloyds Bank Corporate Markets PLC (U.S. SOFR+0.35%)±	4.00	7-1-2027	150,000,000	150,000,000
Mitsubishi UFJ Trust & Banking Corp. (U.S. SOFR+0.28%)±	3.93	12-3-2026	150,000,000	150,000,000
Mizuho Bank Ltd.	3.64	8-3-2026	94,975,000	94,975,000
MUFG Bank Ltd. (U.S. SOFR+0.27%)±	3.92	12-14-2026	90,000,000	90,000,000
MUFG Bank Ltd.	3.99	12-15-2026	150,000,000	150,000,000
Natixis SA	4.03	1-4-2027	150,000,000	150,000,000
Natixis SA (U.S. SOFR+0.40%)±	4.05	12-4-2026	100,000,000	100,000,000
The accompanying notes are an integral part of these financial statements.
2 | Retail Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Certificates of deposit(continued)
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.30%)±	3.95%	3-10-2027	$150,000,000	$150,000,000
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.31%)±	3.96	4-29-2027	200,000,000	200,000,000
Royal Bank of Canada (U.S. SOFR+0.27%)±	3.92	8-21-2026	125,000,000	125,000,000
Royal Bank of Canada (U.S. SOFR+0.35%)±	4.00	6-11-2027	125,000,000	125,000,000
Skandinaviska Enskilda Banken AB	4.25	4-19-2027	50,000,000	50,000,000
Standard Chartered Bank (U.S. SOFR+0.42%)±	4.07	5-4-2027	90,000,000	90,000,000
Standard Chartered Bank (U.S. SOFR+0.45%)±	4.10	4-19-2027	150,000,000	150,000,000
Standard Chartered Bank (U.S. SOFR+0.47%)±	4.12	5-24-2027	150,000,000	150,000,000
State Street Bank & Trust Co. (U.S. SOFR+0.25%)±	3.90	3-3-2027	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.32%)±	3.97	8-26-2026	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.32%)±	3.97	2-5-2027	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.33%)±	3.98	9-8-2026	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.35%)±	4.00	3-31-2027	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.35%)±	4.00	4-26-2027	100,000,000	100,000,000
Svenska Handelsbanken AB (U.S. SOFR+0.26%)±	3.91	10-6-2026	75,000,000	75,000,000
Svenska Handelsbanken AB (U.S. SOFR+0.29%)±	3.94	1-20-2027	125,000,000	125,000,000
Svenska Handelsbanken AB (U.S. SOFR+0.35%)±	4.00	4-28-2027	125,000,000	125,000,000
Swedbank AB	3.85	12-9-2026	75,000,000	75,000,000
Swedbank AB (U.S. SOFR+0.27%)±	3.92	2-5-2027	195,000,000	195,000,000
Toronto-Dominion Bank	3.75	12-1-2026	150,000,000	150,000,000
Toronto-Dominion Bank	3.90	10-1-2026	125,000,000	125,000,000
Toronto-Dominion Bank (U.S. SOFR+0.31%)±	3.96	3-4-2027	75,000,000	75,000,000
Toronto-Dominion Bank	4.07	4-21-2027	150,000,000	150,000,000
UBS AG (U.S. SOFR+0.34%)±	3.99	11-6-2026	100,000,000	100,000,000
Wells Fargo Bank NA	3.78	11-24-2026	100,000,000	100,000,000
Wells Fargo Bank NA	3.80	9-21-2026	150,000,000	150,000,000
Wells Fargo Bank NA (U.S. SOFR+0.27%)±	3.92	2-10-2027	150,000,000	150,000,000
Westpac Banking Corp.	3.90	8-3-2026	100,000,000	100,000,000
Westpac Banking Corp. (U.S. SOFR+0.31%)±	3.96	11-13-2026	150,000,000	150,000,000
Westpac Banking Corp.	4.34	7-8-2027	150,000,000	150,000,000
Total certificates of deposit (Cost $9,193,612,980)				9,193,612,980
Commercial paper: 40.80%
Asset-backed commercial paper: 36.79%
Albion Capital Corp. SA/Albion Capital LLC☼	4.00	9-15-2026	44,913,000	44,701,098
Aquitaine Funding Co. LLC§±±	3.77	12-10-2026	250,000,000	250,000,000
Aquitaine Funding Co. LLC§±±	3.77	1-15-2027	250,000,000	250,000,000
Aquitaine Funding Co. LLC144A☼	4.26	1-26-2027	30,000,000	29,384,000
Armada Funding Co. LLC144A☼	3.78	8-4-2026	300,000,000	299,968,917
Armada Funding Co. LLC144A☼	3.98	8-13-2026	192,150,000	191,940,537
Armada Funding Co. LLC144A☼	4.00	9-22-2026	52,000,000	51,714,723
Armada Funding Co. LLC144A☼	4.06	10-15-2026	97,600,000	96,808,356
Brigantine Funding Co. LLC144A☼	3.95	8-5-2026	38,000,000	37,991,767
Brigantine Funding Co. LLC144A☼	3.95	8-6-2026	59,100,000	59,080,792
Brigantine Funding Co. LLC144A☼	3.96	8-13-2026	177,100,000	176,908,142
Brigantine Funding Co. LLC144A☼	4.00	9-3-2026	228,358,000	227,581,265
Brigantine Funding Co. LLC144A☼	4.08	10-7-2026	30,350,000	30,129,710
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 3

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
Britannia Funding Co. LLC144A☼	4.26%	2-1-2027	$46,200,000	$45,219,020
Chesham Finance Ltd./Chesham Finance LLC144A☼	3.73	8-3-2026	175,000,000	175,000,000
Chesham Finance Ltd./Chesham Finance LLC144A☼	3.73	8-3-2026	200,000,000	200,000,000
Chesham Finance Ltd./Chesham Finance LLC144A☼	3.75	8-6-2026	200,000,000	199,938,333
Clipper Funding Co. LLC144A☼	4.13	12-17-2026	100,000,000	98,462,444
Clipper Funding Co. LLC144A☼	4.20	2-4-2027	100,000,000	97,872,500
Collateralized Commercial Paper V Co. LLC	4.08	11-6-2026	100,000,000	100,000,000
Columbia Funding Co. LLC144A☼	3.93	11-5-2026	50,400,000	49,889,392
Columbia Funding Co. LLC144A☼	3.96	11-19-2026	98,400,000	97,245,768
Columbia Funding Co. LLC144A☼	4.11	1-12-2027	170,000,000	166,901,750
Compo Funding Co. LLC144A☼	4.06	12-10-2026	150,000,000	147,850,000
Concord Minutemen Capital Co. LLC144A☼	3.78	8-3-2026	74,055,000	74,055,000
Concord Minutemen Capital Co. LLC144A☼	3.78	8-4-2026	144,180,000	144,165,061
Concord Minutemen Capital Co. LLC144A☼	3.78	8-5-2026	286,227,000	286,167,687
Concord Minutemen Capital Co. LLC144A☼	3.78	8-6-2026	50,000,000	49,984,458
Concord Minutemen Capital Co. LLC144A☼	3.85	9-11-2026	100,000,000	99,588,333
Concord Minutemen Capital Co. LLC144A☼	3.98	9-18-2026	130,000,000	129,347,183
Concord Minutemen Capital Co. LLC144A±±	4.00	10-28-2026	150,000,000	150,000,000
Constellation Funding Co. LLC144A☼	3.92	9-10-2026	160,000,000	159,346,400
Constellation Funding Co. LLC144A☼	4.06	12-8-2026	152,100,000	149,953,700
Endeavour Funding Co. LLC144A☼	3.75	8-4-2026	120,200,000	120,187,646
Fastnet Funding Co. LLC144A☼	3.95	8-6-2026	50,000,000	49,983,750
Helvetica Funding Co. LLC144A§±±	3.77	12-11-2026	250,000,000	250,000,000
Helvetica Funding Co. LLC144A☼	3.87	8-5-2026	30,880,000	30,873,447
Helvetica Funding Co. LLC144A☼	3.99	12-3-2026	100,000,000	98,664,778
HQLA Funding LLC144A☼	3.75	8-3-2026	465,399,000	465,399,000
HQLA Funding LLC144A☼	3.76	8-4-2026	475,000,000	474,951,049
HQLA Funding LLC144A☼	3.95	8-5-2026	75,000,000	74,983,750
HQLA Funding LLC144A☼	4.00	12-2-2026	125,000,000	123,340,451
HQLA Funding LLC144A☼	4.04	12-15-2026	100,000,000	98,518,556
HQLA Funding LLC144A±±	4.15	1-8-2027	90,000,000	90,000,000
Intrepid Funding Co. LLC144A☼	3.80	8-6-2026	155,000,000	154,951,562
Intrepid Funding Co. LLC144A☼	3.98	10-22-2026	102,000,000	101,109,200
Intrepid Funding Co. LLC144A	4.17	4-23-2027	100,000,000	100,000,000
Intrepid Funding Co. LLC144A☼	4.18	1-7-2027	97,300,000	95,551,735
Intrepid Funding Co. LLC144A☼	4.19	1-28-2027	188,053,000	184,207,099
Intrepid Funding Co. LLC144A	4.30	5-28-2027	150,000,000	150,000,000
Ionic Funding LLC☼	3.77	8-4-2026	200,000,000	199,979,333
Ionic Funding LLC☼	3.77	8-5-2026	195,000,000	194,959,700
Ionic Funding LLC☼	3.77	8-6-2026	100,000,000	99,969,000
Ionic Funding LLC§±±	3.77	1-22-2027	250,000,000	250,000,000
Ionic Funding LLC☼	3.80	8-4-2026	351,000,000	350,963,437
Ionic Funding LLC☼	3.95	8-7-2026	200,386,000	200,299,166
Ionic Funding LLC☼	3.95	8-11-2026	95,000,000	94,917,667
Ionic Funding LLC☼	3.97	1-15-2027	216,396,000	212,508,085
Ionic Funding LLC☼	3.99	11-20-2026	100,000,000	98,807,056
Ionic Funding LLC☼	4.00	9-10-2026	100,000,000	99,583,056
Ionic Funding LLC☼	4.00	10-5-2026	144,390,000	143,391,904
The accompanying notes are an integral part of these financial statements.
4 | Retail Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
Ionic Funding LLC☼	4.00%	12-7-2026	$100,000,000	$98,617,500
Ionic Funding LLC☼	4.03	12-4-2026	200,000,000	197,287,167
Ionic Funding LLC☼	4.06	10-2-2026	50,000,000	49,666,667
Ionic Funding LLC☼	4.11	9-22-2026	100,000,000	99,437,500
Ionic Funding LLC☼	4.11	12-18-2026	50,000,000	49,229,375
Ionic Funding LLC☼	4.18	1-6-2027	100,000,000	98,214,667
Legacy Capital Co. LLC (U.S. SOFR+0.35%)144A±	4.00	10-7-2026	100,000,000	100,000,000
Lexington Parker Capital Co. LLC144A☼	3.78	8-3-2026	137,101,000	137,101,000
Lexington Parker Capital Co. LLC144A☼	3.78	8-4-2026	287,212,000	287,182,242
Lexington Parker Capital Co. LLC144A☼	3.78	8-5-2026	175,000,000	174,963,736
Lexington Parker Capital Co. LLC144A☼	3.78	8-6-2026	154,114,000	154,066,096
Lexington Parker Capital Co. LLC144A☼	3.87	8-12-2026	127,481,000	127,359,256
Lexington Parker Capital Co. LLC144A☼	3.95	9-3-2026	52,764,000	52,586,801
Lexington Parker Capital Co. LLC144A☼	4.00	8-20-2026	121,248,000	121,021,839
Lexington Parker Capital Co. LLC144A☼	4.00	8-26-2026	80,000,000	79,798,111
Lexington Parker Capital Co. LLC144A☼	4.02	11-4-2026	45,000,000	44,539,650
Lexington Parker Capital Co. LLC144A☼	4.18	1-14-2027	181,812,000	178,399,591
Liberty Street Funding LLC144A☼	3.97	9-14-2026	100,000,000	99,542,667
LMA-Americas LLC144A☼	3.93	11-16-2026	50,900,000	50,323,982
Mackinac Funding Co. LLC144A☼	3.87	9-9-2026	230,500,000	229,595,031
Mackinac Funding Co. LLC144A☼	4.18	2-11-2027	53,480,000	52,304,866
Mackinac Funding Co. LLC144A☼	4.19	2-10-2027	100,000,000	97,808,806
Mainbeach Funding LLC144A☼	3.98	12-2-2026	75,000,000	74,009,312
Mainbeach Funding LLC144A☼	4.06	10-1-2026	49,000,000	48,678,778
Mountcliff Funding LLC144A§±±	3.75	1-7-2027	100,000,000	100,000,000
Mountcliff Funding LLC144A☼	3.79	8-3-2026	100,000,000	100,000,000
Mountcliff Funding LLC144A☼	3.80	8-5-2026	100,000,000	99,979,167
Mountcliff Funding LLC144A☼	3.90	8-31-2026	100,000,000	99,700,556
Mountcliff Funding LLC144A☼	3.95	9-1-2026	150,000,000	149,528,750
Mountcliff Funding LLC144A☼	4.06	10-16-2026	150,000,000	148,766,667
Old Line Funding LLC144A☼	4.21	2-10-2027	100,000,000	97,798,194
Overwatch Alpha Funding LLC144A☼	3.78	8-5-2026	425,000,000	424,911,930
Overwatch Bravo Funding LLC144A☼	4.18	1-11-2027	100,000,000	98,157,444
Paradelle Funding LLC☼	3.72	12-31-2026	100,000,000	98,470,833
Paradelle Funding LLC (U.S. SOFR+0.32%)±	3.97	9-25-2026	100,000,000	100,000,000
Paradelle Funding LLC (U.S. SOFR+0.32%)±	3.97	1-22-2027	100,000,000	100,000,000
Paradelle Funding LLC (U.S. SOFR+0.33%)±	3.98	9-2-2026	50,000,000	50,000,000
Paradelle Funding LLC (U.S. SOFR+0.36%)±	4.01	1-7-2027	100,000,000	100,000,000
Park Avenue Collateralized Notes Co. LLC±±	4.00	2-3-2027	100,000,000	100,000,000
Park Avenue Collateralized Notes Co. LLC (U.S. SOFR+0.36%)±	4.01	1-22-2027	100,000,000	100,000,000
Park Avenue Collateralized Notes Co. LLC (U.S. SOFR+0.40%)±	4.05	11-25-2026	100,000,000	100,000,000
Podium Funding Trust☼	3.81	9-9-2026	100,000,000	99,613,556
Podium Funding Trust☼	3.97	9-15-2026	100,000,000	99,531,778
Podium Funding Trust☼	4.05	2-9-2027	75,000,000	73,420,625
Ranger Funding Co. LLC144A☼	3.88	10-6-2026	164,000,000	162,883,342
Ranger Funding Co. LLC144A☼	4.06	11-4-2026	197,194,000	195,154,520
Regatta Funding Co. LLC144A☼	4.29	2-1-2027	98,800,000	96,687,162
Reliance Funding Co. LLC144A☼	4.26	1-8-2027	100,000,000	98,156,667
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 5

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
Thunder Bay Funding LLC144A☼	4.21%	2-10-2027	$100,000,000	$97,798,194
Washington Morgan Capital Co. LLC144A☼	3.85	8-21-2026	75,000,000	74,857,500
Washington Morgan Capital Co. LLC144A±±	4.10	5-19-2027	100,000,000	100,000,000
Washington Morgan Capital Co. LLC144A☼	4.13	9-16-2026	200,000,000	199,005,111
Zephyr Financiere, Inc.144A☼	3.97	10-23-2026	99,000,000	98,126,820
Zephyr Financiere, Inc.144A☼	4.04	2-11-2027	100,000,000	97,877,333
Zephyr Financiere, Inc.144A☼	4.16	12-21-2026	85,000,000	83,644,722
				15,321,102,274
Financial company commercial paper: 3.76%
Australia & New Zealand Banking Group Ltd.144A±±	3.92	2-5-2027	90,000,000	90,000,000
Bank of New York Mellon☼	3.92	11-23-2026	58,200,000	57,499,272
BofA Securities, Inc. (U.S. SOFR+0.31%)±	3.96	8-18-2026	100,000,000	100,000,000
BofA Securities, Inc.±±	3.96	2-26-2027	150,000,000	150,000,000
Citigroup Global Markets Holdings, Inc.144A☼	3.99	1-4-2027	100,000,000	98,314,556
Commonwealth Bank of Australia144A%%	0.04	5-6-2027	200,000,000	200,000,000
Federation des Caisses Desjardins du Quebec144A☼	3.78	9-4-2026	100,000,000	99,668,444
ING U.S. Funding LLC144A±±	3.96	4-9-2027	125,000,000	125,000,000
JPMorgan Securities LLC144A☼	4.00	1-21-2027	125,000,000	122,654,688
National Australia Bank Ltd.144A±±	3.95	12-11-2026	150,000,000	150,000,000
National Bank of Canada144A☼	3.88	8-3-2026	100,000,000	100,000,000
OMERS Finance Trust144A☼	3.80	8-5-2026	50,000,000	49,989,583
Ontario Teachers’ Finance Trust144A☼	3.70	11-9-2026	100,000,000	99,006,389
Royal Bank of Canada (U.S. SOFR+0.30%)144A±	3.95	1-25-2027	125,000,000	125,000,000
				1,567,132,932
Other commercial paper: 0.25%
Toyota Credit Canada, Inc.☼	4.00	9-15-2026	55,000,000	54,740,507
Toyota Credit de Puerto Rico Corp.☼	3.83	9-15-2026	50,000,000	49,774,250
				104,514,757
Total commercial paper (Cost $16,992,749,963)				16,992,749,963
Municipal obligations: 10.42%
Alaska: 0.18%
Variable rate demand notes ø: 0.18%
Alaska Housing Finance Corp. State Capital Project Series A (Housing revenue)	3.72	12-1-2044	73,300,000	73,300,000
California: 0.43%
Variable rate demand notes ø: 0.43%
California Enterprise Development Authority UNACEM North America, Inc. Series A (Industrial development revenue, Bank of Nova Scotia LOC)	3.72	12-1-2045	67,500,000	67,500,000
California Enterprise Development Authority UNACEM North America, Inc. Series B (Industrial development revenue, JPMorgan Chase Bank N.A. LOC)144A	3.72	12-1-2045	22,500,000	22,500,000
The accompanying notes are an integral part of these financial statements.
6 | Retail Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Metropolitan Water District of Southern California Series A (Water & sewer revenue, Bank of America N.A. SPA)	3.72%	7-1-2042	$70,060,000	$70,060,000
Mizuho Floater/Residual Trust Series MIZ9178TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	3.86	7-1-2034	11,325,000	11,325,000
Tender Option Bond Trust Receipts/Certificates Series 2016- TXG002 (GO revenue, Bank of America N.A. LIQ)144A	3.91	8-1-2049	8,000,000	8,000,000
				179,385,000
Colorado: 0.74%
Variable rate demand notes ø: 0.74%
Colorado HFA Fort Carson Family Housing LLC Series B-II (Housing revenue, FHLB SPA)	3.75	5-1-2052	31,605,000	31,605,000
Colorado HFA Series B-2 Class I (Housing revenue, GNMA Insured, Royal Bank of Canada LIQ)	3.72	5-1-2050	27,265,000	27,265,000
Colorado HFA Series C-2 Class II (Housing revenue, GNMA / FNMA / FHLMC Insured, Zions Bancorp N.A. SPA)	3.72	11-1-2055	25,000,000	25,000,000
Colorado HFA Series D2 (Housing revenue, GNMA Insured, TD Bank N.A. SPA)	3.72	11-1-2054	25,000,000	25,000,000
Colorado HFA Series G-2 Class I (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	3.72	5-1-2050	25,000,000	25,000,000
Colorado HFA Series G-2 Class II (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	3.72	11-1-2052	29,215,000	29,215,000
Colorado HFA Series I Class II (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	3.72	11-1-2051	19,150,000	19,150,000
Colorado HFA Series M2 Class II (Housing revenue, GNMA Insured, Bank of America N.A. SPA)	3.72	5-1-2054	37,500,000	37,500,000
Colorado HFA Series N-2 Class I (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	3.72	11-1-2046	15,000,000	15,000,000
Colorado HFA Series P-2 Class II (Housing revenue, GNMA Insured, FHLB SPA)	3.72	5-1-2050	40,320,000	40,320,000
Colorado HFA Series Q2 Class I (Housing revenue, GNMA Insured, FHLB LIQ)	3.72	11-1-2048	35,240,000	35,240,000
				310,295,000
Georgia: 0.27%
Variable rate demand notes ø: 0.27%
Private Colleges & Universities Authority Emory University Series C-2 (Education revenue, Royal Bank of Canada SPA)	3.72	9-1-2052	110,445,000	110,445,000
Idaho: 0.07%
Variable rate demand notes ø: 0.07%
Idaho Housing & Finance Association Series B (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	3.72	1-1-2057	30,000,000	30,000,000
Illinois: 1.03%
Variable rate demand notes ø: 1.03%
Illinois Finance Authority University of Chicago Series A (Education revenue, Northern Trust Company SPA)	3.72	4-1-2055	39,500,000	39,500,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 7

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Illinois Finance Authority University of Chicago Series B (Education revenue, Sumitomo Mitsui Banking Corp. LOC)	3.72%	4-1-2055	$150,000,000	$150,000,000
Illinois Housing Development Authority RMW Lake Shore LLC Series C-2 (Housing revenue, Goldman Sachs Bank USA LOC)	3.75	12-1-2058	99,595,000	99,595,000
Illinois Housing Development Authority Series C (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	3.70	10-1-2046	36,000,000	36,000,000
Illinois Housing Development Authority Series F (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	3.72	10-1-2051	35,000,000	35,000,000
Illinois Housing Development Authority Series F (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. LIQ)	3.70	10-1-2046	43,290,000	43,290,000
Illinois Housing Development Authority Series J (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	3.72	10-1-2048	14,835,000	14,835,000
Mizuho Floater/Residual Trust Series 2025-9225TX (Housing revenue)144A	3.86	10-7-2057	9,500,000	9,500,000
				427,720,000
Iowa: 0.07%
Variable rate demand notes ø: 0.07%
Iowa Student Loan Liquidity Corp. Series 2023-1 (Education revenue, Royal Bank of Canada LOC)	3.72	3-1-2053	29,289,000	29,289,000
Kentucky: 0.08%
Variable rate demand notes ø: 0.08%
Kentucky Higher Education Student Loan Corp. Series 1A-2 (Education revenue, Bank of America N.A. LOC)	3.72	6-1-2043	33,575,000	33,575,000
Maryland: 0.05%
Variable rate demand notes ø: 0.05%
Maryland Community Development Administration Residential Revenue Series B (Housing revenue, TD Bank N.A. SPA)	3.75	9-1-2033	21,495,000	21,495,000
Massachusetts: 0.39%
Variable rate demand notes ø: 0.39%
Massachusetts Housing Finance Agency Series 229 (Housing revenue, GNMA / FNMA / FHLMC Insured, Barclays Bank plc SPA)	3.72	6-1-2052	63,390,000	63,390,000
Massachusetts Housing Finance Agency Series B (Housing revenue, Bank of America N.A. LOC)	3.72	12-1-2065	35,715,000	35,715,000
Massachusetts Housing Finance Agency Series E (Housing revenue, Department of Housing and Urban Development Insured, TD Bank N.A. SPA)	3.70	12-1-2063	62,955,000	62,955,000
				162,060,000
The accompanying notes are an integral part of these financial statements.
8 | Retail Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 0.47%
Variable rate demand notes ø: 0.47%
JPMorgan Chase Putters/Drivers Trust Series 2026-T0029 (Tax revenue, JPMorgan Chase Bank N.A. LIQ)144A	3.70%	10-1-2039	$47,680,000	$47,680,000
JPMorgan Chase Putters/Drivers Trust Series 2026-T0030 (Tax revenue, JPMorgan Chase Bank N.A. LIQ)144A	3.81	12-15-2026	146,755,000	146,755,000
				194,435,000
Minnesota: 0.97%
Variable rate demand notes ø: 0.97%
Minnesota Housing Finance Agency Series C (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	3.70	1-1-2054	19,685,000	19,685,000
Minnesota Housing Finance Agency Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	3.72	7-1-2052	41,155,000	41,155,000
Minnesota Housing Finance Agency Series E (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	3.70	7-1-2050	19,575,000	19,575,000
Minnesota Housing Finance Agency Series F (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	3.72	7-1-2052	50,000,000	50,000,000
Minnesota Housing Finance Agency Series H (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	3.72	7-1-2052	50,000,000	50,000,000
Minnesota Housing Finance Agency Series H (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	3.72	7-1-2056	10,000,000	10,000,000
Minnesota Housing Finance Agency Series I (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB LIQ)	3.72	1-1-2050	28,810,000	28,810,000
Minnesota Housing Finance Agency Series K (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	3.72	7-1-2053	25,000,000	25,000,000
Minnesota Housing Finance Agency Series K (Housing revenue, GNMA / FNMA / FHLMC Insured, State Street Bank & Trust Co. SPA)	3.72	1-1-2051	14,595,000	14,595,000
Minnesota Housing Finance Agency Series M (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	3.70	1-1-2050	28,915,000	28,915,000
Minnesota Housing Finance Agency Series N (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	3.72	7-1-2056	35,000,000	35,000,000
Minnesota Housing Finance Agency Series Q (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. LIQ)	3.70	7-1-2053	29,190,000	29,190,000
Taxable Municipal Funding Trust Series 2019-019 (Health revenue, Barclays Bank plc LOC)144A	3.97	12-1-2030	4,210,000	4,210,000
Taxable Municipal Funding Trust Series 2020-11 (Health revenue, Barclays Bank plc LOC)144A	3.97	9-1-2030	48,020,000	48,020,000
				404,155,000
Missouri: 0.16%
Variable rate demand notes ø: 0.16%
HEFA of the State of Missouri SSM Health Care Obligated Group Series B-2 (Health revenue)	3.73	6-1-2053	66,535,000	66,535,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 9

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Hampshire: 0.78%
Variable rate demand notes ø: 0.78%
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont LLC Series A (Industrial development revenue, Kookmin Bank LOC)144A	3.84%	10-1-2028	$80,000,000	$80,000,000
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont LLC Series A (Industrial development revenue, Kookmin Bank LOC)144A	3.84	7-1-2029	24,500,000	24,500,000
New Hampshire Business Finance Authority Hanwha Q Cells USA, Inc. (Industrial development revenue, Kookmin Bank LOC)144A	3.97	2-1-2029	194,000,000	194,000,000
New Hampshire Business Finance Authority Joon Georgia, Inc. (Industrial development revenue, Korea Development Bank LOC)144A	3.84	7-1-2033	26,700,000	26,700,000
				325,200,000
New York: 2.78%
Variable rate demand notes ø: 2.78%
City of New York Series H (GO revenue, Bank of America N.A. LOC)	3.72	2-1-2056	112,500,000	112,500,000
Mizuho Floater/Residual Trust Series 2020-MIZ9043 (Housing revenue, Mizuho Bank Limited LOC, Mizuho Bank Limited LIQ)144A	3.75	11-1-2049	20,455,000	20,455,000
Mizuho Floater/Residual Trust Series 2022-MIZ9106 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	3.90	7-1-2057	26,925,000	26,925,000
Mizuho Floater/Residual Trust Series 2022-MIZ9108 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.75	11-1-2031	47,500,000	47,500,000
Mizuho Floater/Residual Trust Series 2022-MIZ9109 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.03	6-4-2027	120,640,000	120,640,000
Mizuho Floater/Residual Trust Series 2022-MIZ9112TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.15	10-1-2027	91,250,000	91,250,000
Mizuho Floater/Residual Trust Series 2022-MIZ9114TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	4.02	11-1-2052	19,000,000	19,000,000
Mizuho Floater/Residual Trust Series 2022-MIZ9117 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.03	11-1-2067	40,820,000	40,820,000
Mizuho Floater/Residual Trust Series 2023-MIZ9132 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	3.75	2-1-2058	33,650,000	33,650,000
Mizuho Floater/Residual Trust Series 2024-MIZ9164TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	3.86	12-1-2062	18,633,004	18,633,004
Mizuho Floater/Residual Trust Series 2024-MIZ9183TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	3.86	11-1-2040	3,490,000	3,490,000
Mizuho Floater/Residual Trust Series 2024-MIZ9203TX (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	3.90	11-1-2044	29,450,000	29,450,000
Mizuho Floater/Residual Trust Series 2025-9225TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.86	5-1-2045	39,710,000	39,710,000
The accompanying notes are an integral part of these financial statements.
10 | Retail Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Mizuho Floater/Residual Trust Series 2025-MIZ9223TX (Miscellaneous revenue, Mizuho Capital Markets LLC LIQ)144A	3.86%	4-1-2055	$20,465,000	$20,465,000
Taxable Municipal Funding Trust Series 2019-007 (GO revenue, Barclays Bank plc LOC)144A	3.97	5-1-2029	61,500,000	61,500,000
Taxable Municipal Funding Trust Series 2022-002 (GO revenue, Barclays Bank plc LOC)144A	3.97	11-1-2041	15,000,000	15,000,000
Taxable Municipal Funding Trust Series BTMFT-2024 (GO revenue, Barclays Bank plc LOC)144A	3.97	6-24-2027	42,984,000	42,984,000
Taxable Municipal Funding Trust Series BTMFT-2026-007 (Miscellaneous revenue, Barclays Bank plc LIQ)144A	3.97	1-9-2030	340,959,000	340,959,000
Triborough Bridge & Tunnel Authority Series E (Transportation revenue, Royal Bank of Canada LOC)	3.72	11-15-2032	73,000,000	73,000,000
				1,157,931,004
North Dakota: 0.07%
Variable rate demand notes ø: 0.07%
North Dakota Housing Finance Agency Series C (Housing revenue, Royal Bank of Canada SPA)	3.72	7-1-2052	29,900,000	29,900,000
Pennsylvania: 0.19%
Variable rate demand notes ø: 0.19%
Pennsylvania Higher Education Assistance Agency Series A (Education revenue, Bank of America N.A. LOC)	3.72	6-1-2054	27,093,000	27,093,000
Pennsylvania Higher Education Assistance Agency Series A (Education revenue, Bank of America N.A. LOC)	3.72	12-1-2055	52,481,000	52,481,000
				79,574,000
Rhode Island: 0.08%
Variable rate demand notes ø: 0.08%
Rhode Island Housing & Mortgage Finance Corp. Series 80-T-2 (Housing revenue, GNMA Insured, TD Bank N.A. SPA)	3.73	10-1-2053	34,755,000	34,755,000
Texas: 1.61%
Variable rate demand notes ø: 1.61%
Mizuho Floater/Residual Trust Series 2025-MIZ9218 (Health revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.86	7-1-2035	15,005,000	15,005,000
North Texas Higher Education Authority, Inc. Series 1 (Education revenue, Royal Bank of Canada LOC)	3.72	2-1-2056	67,318,000	67,318,000
North Texas Higher Education Authority, Inc. Series 2023-1 (Education revenue, Royal Bank of Canada LOC)	3.72	12-1-2053	37,078,000	37,078,000
North Texas Higher Education Authority, Inc. Series 2 (Education revenue, Bank of America N.A. LOC)	3.72	7-1-2055	175,842,000	175,842,000
State of Texas Series A (GO revenue, FHLB SPA)	3.72	12-1-2051	41,945,000	41,945,000
State of Texas Series A (GO revenue, Texas State Comptroller LIQ)	3.72	12-1-2056	25,000,000	25,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 11

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
State of Texas Series C (GO revenue, Texas Comptroller SPA)	3.73%	12-1-2037	$94,415,000	$94,415,000
Taxable Municipal Funding Trust Series BTMFT-2025-004 (Miscellaneous revenue, Barclays Bank plc LOC)144A	3.97	6-30-2040	213,825,000	213,825,000
				670,428,000
Total municipal obligations (Cost $4,340,477,004)				4,340,477,004
Other instruments: 1.97%
Variable rate demand notes ø: 1.97%
AARP Series 2001	3.79	5-1-2031	47,500,000	47,500,000
Anton Santa Cruz LLC Series A	3.72	2-1-2061	52,705,000	52,705,000
Arizona RR Ranches LLC Series 2024	3.77	8-1-2054	40,000,000	40,000,000
Augustine Insurance Trust Series 2024	3.72	11-1-2074	24,770,000	24,770,000
Avon IL-AL Investors LLC Series 2025	3.72	10-1-2065	37,735,000	37,735,000
ECMC Group, Inc. Series 23-1	3.72	12-1-2050	44,950,000	44,950,000
Education Loan Finance, Inc. Series 26-1	3.72	12-1-2054	76,189,000	76,189,000
Heritage Holdings/BKF Inv/Mitchell G Fehr/Nate Knobloch/Journey Investments	3.72	3-1-2055	25,000,000	25,000,000
JWV-B Turner Investments LLC Series 2024	3.77	7-1-2044	21,125,000	21,125,000
Kurt Anderson Memorial Trust Series 2024	3.72	8-1-2044	6,070,000	6,070,000
Milpitas Phase I LP Series 2025	3.72	6-1-2065	65,000,000	65,000,000
Puerto Rico Tollroads LLC Series 2025	3.90	7-1-2035	225,000,000	225,000,000
Siesta Key Issuing Trust Series 2025	3.72	3-1-2075	24,240,000	24,240,000
SRM Culver City LP	3.72	12-1-2061	27,150,000	27,150,000
Tetris Issuing Trust Series 2025	3.77	7-1-2075	88,155,000	88,155,000
Willow Partners LP	3.72	8-1-2063	17,000,000	17,000,000
Total other instruments (Cost $822,589,000)				822,589,000
Repurchase agreements^^: 16.81%
Bank of America NA, dated 7-31-2026, maturity value $350,106,458(01)	3.65	8-3-2026	350,000,000	350,000,000
Daiwa Capital Markets America, Inc., dated 7-31-2026, maturity value $2,450,745,208(02)	3.65	8-3-2026	2,450,000,000	2,450,000,000
JPMorgan Securities LLC, dated 7-31-2026, maturity value $2,950,897,292(03)	3.65	8-3-2026	2,950,000,000	2,950,000,000
MUFG Securities Canada Ltd., dated 7-31-2026, maturity value $1,250,380,208(04)	3.65	8-3-2026	1,250,000,000	1,250,000,000
Total repurchase agreements (Cost $7,000,000,000)				7,000,000,000
U.S. Treasury securities: 8.08%
U.S. Treasury Bills☼	3.67	11-12-2026	250,000,000	247,464,479
U.S. Treasury Bills☼	3.67	11-19-2026	250,000,000	247,288,750
U.S. Treasury Bills☼##	3.68	9-24-2026	500,000,000	497,377,250
U.S. Treasury Bills☼	3.70	11-27-2026	250,000,000	247,059,722
U.S. Treasury Bills☼	3.74	12-10-2026	250,000,000	246,697,958
U.S. Treasury Bills☼	3.77	8-25-2026	800,000,000	798,179,744
U.S. Treasury Bills☼	3.89	12-24-2026	250,000,000	246,186,667
U.S. Treasury Bills☼	3.89	12-31-2026	250,000,000	246,000,000
The accompanying notes are an integral part of these financial statements.
12 | Retail Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼		3.89%	1-7-2027	$250,000,000	$245,820,965
U.S. Treasury Bills☼		3.89	1-21-2027	350,000,000	343,624,313
Total U.S. treasury securities (Cost $3,365,699,848)					3,365,699,848
Total investments in securities (Cost $41,715,128,795)	100.15%				41,715,128,795
Other assets and liabilities, net	(0.15)				(63,184,723)
Total net assets	100.00%				$41,651,944,072

±	Variable rate investment. The rate shown is the rate in effect at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
§	The security is subject to a demand feature which reduces the effective maturity.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:
(01) U.S. government securities, 2.00% to 2.50%, 9-1-2050 to 9-1-2051, fair value including accrued interest is $360,500,000.
(02) U.S. government securities, 1.50% to 7.00%, 10-15-2032 to 2-20-2066, fair value including accrued interest is $2,523,500,000.
(03) U.S. government securities, 0.00% to 8.00%, 1-15-2030 to 8-1-2056, fair value including accrued interest is $3,037,344,992.
(04) U.S. government securities, 0.13% to 7.00%, 6-1-2027 to 6-1-2063, fair value including accrued interest is $1,287,103,631.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 13

Statement of assets and liabilities—July 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$34,715,128,795
Investments in repurchase agreements, at amortized cost	7,000,000,000
Cash	23,843
Receivable for Fund shares sold	163,351,491
Receivable for interest	114,678,603
Receivable for investments sold	1,280,000
Prepaid expenses and other assets	1,958,440
Total assets	41,996,421,172
Liabilities
Payable for investments purchased	200,000,000
Payable for Fund shares redeemed	128,956,071
Dividends payable	8,800,875
Management fee payable	3,285,721
Administration fees payable	3,045,586
Shareholder servicing fees payable	92,104
Distribution fee payable	253
Accrued expenses and other liabilities	296,490
Total liabilities	344,477,100
Total net assets	$41,651,944,072
Net assets consist of
Paid-in capital	$41,652,491,847
Total distributable loss	(547,775)
Total net assets	$41,651,944,072
Computation of net asset value per share
Net assets–Class A	$395,683,060
Shares outstanding–Class A1	395,682,714
Net asset value per share–Class A	$1.00
Net assets–Class C	$373,826
Shares outstanding–Class C1	373,825
Net asset value per share–Class C	$1.00
Net assets–Premier Class	$41,244,140,481
Shares outstanding–Premier Class[1]	41,244,097,044
Net asset value per share–Premier Class	$1.00
Net assets–Service Class	$11,746,705
Shares outstanding–Service Class[1]	11,746,683
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
14 | Retail Money Market Funds

Statement of operations—six months ended July 31, 2026 (unaudited)
Statement of operations
Investment income
Interest	$806,444,783
Expenses
Management fee	37,426,670
Administration fees
Class A	394,721
Class C	365
Premier Class	16,509,545
Service Class	7,413
Shareholder servicing fees
Class A	497,870
Class C	460
Service Class	15,414
Distribution fee
Class C	1,382
Custody and accounting fees	375,191
Professional fees	103,282
Registration fees	1,325,599
Shareholder report expenses	251,638
Trustees’ fees and expenses	159,470
Other fees and expenses	152,091
Total expenses	57,221,111
Less: Fee waivers and/or expense reimbursements
Fund-level	(12,510,906)
Class A	(106,306)
Premier Class	(6,382,491)
Service Class	(3,364)
Net expenses	38,218,044
Net investment income	768,226,739
Net realized gains on investments	20,699
Net increase in net assets resulting from operations	$768,247,438
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 15

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2026 (unaudited)		Year ended January 31, 2026
Operations
Net investment income		$768,226,739		$1,659,851,757
Net realized gains on investments		20,699		170,781
Net increase in net assets resulting from operations		768,247,438		1,660,022,538
Distributions to shareholders from
Net investment income and net realized gains
Class A		(6,663,851)		(15,712,619)
Class C		(4,685)		(17,209)
Premier Class		(761,345,393)		(1,643,616,084)
Service Class		(211,500)		(505,081)
Total distributions to shareholders		(768,225,429)		(1,659,850,993)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	44,270,790	44,270,790	103,763,009	103,763,009
Class C	16,097	16,097	232,499	232,499
Premier Class	19,328,174,887	19,328,174,887	41,717,294,832	41,717,294,832
Service Class	1,557,718	1,557,718	4,284,760	4,284,760
		19,374,019,492		41,825,575,100
Reinvestment of distributions
Class A	6,542,044	6,542,044	15,487,645	15,487,645
Class C	4,628	4,628	16,915	16,915
Premier Class	755,677,876	755,677,876	1,636,900,711	1,636,900,711
Service Class	205,424	205,424	491,015	491,015
		762,429,972		1,652,896,286
Payment for shares redeemed
Class A	(61,520,288)	(61,520,288)	(118,954,584)	(118,954,584)
Class C	(61,863)	(61,863)	(1,047,092)	(1,047,092)
Premier Class	(20,819,116,730)	(20,819,116,730)	(37,418,617,711)	(37,418,617,711)
Service Class	(2,648,102)	(2,648,102)	(4,548,749)	(4,548,749)
		(20,883,346,983)		(37,543,168,136)
Net increase (decrease) in net assets resulting from capital share transactions		(746,897,519)		5,935,303,250
Total increase (decrease) in net assets		(746,875,510)		5,935,474,795
Net assets
Beginning of period		42,398,819,582		36,463,344,787
End of period		$41,651,944,072		$42,398,819,582
The accompanying notes are an integral part of these financial statements.
16 | Retail Money Market Funds

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Class A		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	1.67%	3.92%	4.81%	4.89%	1.73%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.64%	0.65%	0.64%	0.65%	0.69%	0.70%
Net expenses	0.52%	0.53%	0.58%	0.59%	0.52%*	0.15%*
Net investment income	3.35%	3.87%	4.71%	4.79%	1.73%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$395,683	$406,390	$406,092	$434,396	$438,190	$434,892

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.45%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Class C		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01 [1]	0.03 [1]	0.04 [1]	0.04 [1]	0.01	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.03	0.04	0.04	0.01	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.04)	(0.04)	(0.01)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.27%	3.10%	4.03%	4.11%	1.19%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.41%	1.39%	1.40%	1.44%	1.45%
Net expenses	1.33%	1.33%	1.33%	1.34%	1.09%*	0.15%*
Net investment income	2.54%	3.14%	3.98%	3.99%	1.27%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$374	$415	$1,213	$1,877	$3,012	$1,960

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.26%
Year ended January 31, 2022	1.20%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Premier Class		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	1.84%	4.29%	5.24%	5.37%	2.13%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.27%	0.27%	0.27%	0.27%	0.29%	0.31%
Net expenses	0.18%*	0.17%*	0.16%*	0.13%*	0.13%*	0.13%*
Net investment income	3.69%	4.22%	5.11%	5.30%	3.02%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$41,244,140	$41,979,383	$36,043,635	$32,847,252	$14,906,434	$2,431,267

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2026 (unaudited)	0.02%
Year ended January 31, 2026	0.03%
Year ended January 31, 2025	0.04%
Year ended January 31, 2024	0.07%
Year ended January 31, 2023	0.07%
Year ended January 31, 2022	0.07%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Service Class		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	1.71%	4.00%	4.89%	4.98%	1.81%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.57%	0.56%	0.56%	0.59%	0.59%
Net expenses	0.45%	0.45%	0.50%	0.50%	0.44%*	0.15%*
Net investment income	3.42%	3.95%	4.78%	4.87%	1.80%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$11,747	$12,632	$12,405	$11,427	$11,154	$10,828

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Retail Money Market Funds

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Retail Money Market Funds | 21

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2026, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
As of January 31, 2026, the Fund had capital loss carryforwards which consisted of $321,195 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Certificates of deposit	$0	$9,193,612,980	$0	$9,193,612,980
Commercial paper	0	16,992,749,963	0	16,992,749,963
Municipal obligations	0	4,340,477,004	0	4,340,477,004
Other instruments	0	822,589,000	0	822,589,000
Repurchase agreements	0	7,000,000,000	0	7,000,000,000
U.S. Treasury securities	0	3,365,699,848	0	3,365,699,848
Total assets	$0	$41,715,128,795	$0	$41,715,128,795
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
22 | Retail Money Market Funds

Notes to financial statements (unaudited)
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.200%
Next $5 billion	0.190
Next $15 billion	0.180
Over $25 billion	0.170
For the six months ended July 31, 2026, the management fee was equivalent to an annual rate of 0.18% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.19%
Class C	0.19
Premier Class	0.08
Service Class	0.12
Prior to July 1, 2026, the class-level administration fee for Class A and Class C was 0.20% of its average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2027 (May 31, 2028 for Class A and Class C) to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Allspring Funds Management also voluntarily waived certain class-level expenses during the six months ended July 31, 2026. These voluntary class-level waivers may be discontinued at any time. As of July 31, 2026, the contractual expense caps are as follows:

EXPENSE RATIO CAPS
Class A	0.56%
Class C	1.31
Premier Class	0.20
Service Class	0.50
Prior to July 1, 2026, the Fund’s expenses were capped at 0.58% for Class A and 1.33% for Class C.
Retail Money Market Funds | 23

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the contingent deferred sales charges from redemptions of Class C shares.  No contingent deferred sales charges were incurred by Class C shares for the six months ended July 31, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Service Class of the Fund are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended July 31, 2026.
5.CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
6.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
7.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
24 | Retail Money Market Funds

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Retail Money Market Funds | 25

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

26 | Retail Money Market Funds

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Retail Money Market Funds | 27

Other information (unaudited)
approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was in range of or equal to the average investment performance of the Universe for the five- and ten-year periods under review, and higher for the one- and three-year periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of or equal to the median net operating expense ratios of the expense Groups for each share class. The Board also noted management’s proposal to reduce the expense caps for Class A and Class C shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class C shares, which are not expected to immediately reduce the Fund’s net operating expense ratio for Class A shares but are expected to reduce the Fund’s net operating expense ratios for Class C shares.
The Board received information concerning, and discussed factors contributing to, the higher net operating expense ratios for the Class A shares relative to the expense Groups for the share class. The Board took note of the explanations for the net operating expense ratios of that share class and the other share classes of the Fund.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Group for the Premier Class, and in range of the sum of the average rates for the expense Groups for Class A and the Service Class. The Board also noted management’s proposal to reduce the expense caps for Class A and Class C shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class C shares, which are not expected to immediately reduce the Fund’s net operating expense ratio for Class A shares but are expected to reduce the Fund’s net operating expense ratios for Class C shares.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.

28 | Retail Money Market Funds

Other information (unaudited)
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Retail Money Market Funds | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0478 07-26

Retail Money Market Funds

Allspring National Tax-Free Money Market Fund
Long Form Financial Statements
Semi-Annual Report
July 31, 2026

Retail Money Market Funds | 1

Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.73%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series D (70 shares) 2.61%144Aø	$7,000,000	$7,000,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares (80 shares) 2.23%144Aø	8,000,000	8,000,000
Total closed-end fund obligations (Cost $15,000,000)		15,000,000

	Interest rate	Maturity date
Municipal obligations: 97.69%
Alabama: 4.03%
Variable rate demand notes ø: 4.03%
JPMorgan Chase Putters/Drivers Trust Series 2025-5088 (Utilities revenue, JP Morgan Securities LOC, JP Morgan Securities LIQ)144A	2.36%	2-1-2031	10,000,000	10,000,000
PFA Series 202 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.22	9-1-2054	3,700,000	3,700,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XG0410 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.46	1-1-2053	14,200,000	14,200,000
Tender Option Bond Trust Receipts/Certificates Series 2022- ZL0396 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.41	2-1-2053	2,395,000	2,395,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1131 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.21	1-1-2028	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3199 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.41	4-1-2054	8,275,000	8,275,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3202 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.41	4-1-2054	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3208 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.41	2-1-2053	11,930,000	11,930,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML5052 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	3.04	9-1-2037	8,400,000	8,400,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1800 (Utilities revenue, JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. LIQ)144A	3.15	12-1-2032	10,330,000	10,330,000
Tender Option Bond Trust Receipts/Certificates Series 2025- BAML5063 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.36	11-1-2054	5,000,000	5,000,000
				83,230,000
Arizona: 1.05%
Variable rate demand notes ø: 1.05%
Mizuho Floater/Residual Trust Series 2023-MIZ9155 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.39	3-1-2038	9,167,634	9,167,634
Mizuho Floater/Residual Trust Series 2023-MIZ9157 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.39	5-1-2038	2,265,000	2,265,000
The accompanying notes are an integral part of these financial statements.
2 | Retail Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Mizuho Floater/Residual Trust Series 2024-MIZ9180 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.39%	12-4-2026	$4,370,000	$4,370,000
Mizuho Floater/Residual Trust Series 2025-MIZ9219 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.39	12-25-2027	3,395,000	3,395,000
Mizuho Floater/Residual Trust Series 2025-MIZ9220 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.39	12-25-2027	2,490,000	2,490,000
				21,687,634
California: 7.05%
Other municipal debt : 0.93%
City of Oakland (GO revenue)§	5.00	6-30-2027	18,730,000	19,152,365
Variable rate demand notes ø: 6.12%
California Housing Finance Agency 5035 Coliseum Property LP Series NN (Housing revenue)	2.95	2-1-2056	5,400,000	5,400,000
Mizuho Floater/Residual Trust Series 2024-MIZ9191 (Tax revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.41	3-5-2027	11,850,000	11,850,000
Mizuho Floater/Residual Trust Series 2025-MIZ9234 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.34	3-10-2028	4,200,000	4,200,000
Mizuho Floater/Residual Trust Series 2026-MIZ9247 (Health revenue, BAM Insured, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.23	1-28-2034	10,000,000	10,000,000
PFA Series 202 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.22	6-1-2044	8,000,000	8,000,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3007 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.46	5-1-2053	19,180,000	19,180,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6010 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.18	12-18-2053	1,655,000	1,655,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0484 (Tax revenue, BAM Insured, Royal Bank of Canada LIQ)144A	2.22	9-1-2049	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates Series 2025- CF7005 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.28	9-1-2048	9,890,366	9,890,366
Tender Option Bond Trust Receipts/Certificates Series 2025- CF7014 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.28	4-1-2052	9,955,587	9,955,587
Tender Option Bond Trust Receipts/Certificates Series 2025- CF7033 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.26	7-1-2053	6,790,000	6,790,000
Tender Option Bond Trust Receipts/Certificates Series 2025- CF7035 (GO revenue, Citibank N.A. LIQ)144A	2.19	8-1-2047	30,505,000	30,505,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 3

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2025- XL0671 (Miscellaneous revenue, BAM Insured, Royal Bank of Canada LIQ)144A	2.31%	7-1-2033	$6,000,000	$6,000,000
Tender Option Bond Trust Receipts/Certificates Series 2026- XL0727 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.41	4-1-2056	2,000,000	2,000,000
				126,425,953
Colorado: 0.31%
Variable rate demand notes ø: 0.31%
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3040 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.19	11-1-2052	2,500,000	2,500,000
University of Colorado Hospital Authority Health Obligated Group Series C (Health revenue, TD Bank N.A. SPA)	2.95	11-15-2039	3,905,000	3,905,000
				6,405,000
Connecticut: 2.61%
Variable rate demand notes ø: 2.61%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B (Health revenue, PNC Bank N.A. LOC)	2.15	7-1-2056	13,910,000	13,910,000
Connecticut State HEFA Hartford HealthCare Obligated Group Series C (Health revenue, PNC Bank N.A. LOC)	2.15	7-1-2056	26,000,000	26,000,000
Tender Option Bond Trust Receipts/Certificates Series XG0621 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.25	6-1-2067	13,940,000	13,940,000
				53,850,000
Delaware: 0.13%
Variable rate demand notes ø: 0.13%
Mizuho Floater/Residual Trust Series 2024-MIZ9182 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.39	12-4-2026	2,592,344	2,592,344
District of Columbia: 1.85%
Other municipal debt : 0.51%
District of Columbia (Miscellaneous revenue)	2.57	8-6-2026	10,450,000	10,450,000
Variable rate demand notes ø: 1.34%
Arizona IDA Series 2025-ESRF002 (Education revenue, PNC Bank N.A. LOC, PNC Bank N.A. LIQ)144A	2.23	1-1-2030	13,500,000	13,500,000
District of Columbia Water & Sewer Authority Series B-2 (Water & sewer revenue, TD Bank N.A. SPA)	3.05	10-1-2054	14,150,000	14,150,000
				27,650,000
Florida: 7.68%
Other municipal debt : 2.31%
County of Hillsborough (Miscellaneous revenue)	2.46	9-3-2026	4,300,000	4,300,000
County of Hillsborough (Miscellaneous revenue)	2.55	8-13-2026	7,800,000	7,800,000
County of Hillsborough (Miscellaneous revenue)	2.62	9-24-2026	5,950,000	5,950,000
The accompanying notes are an integral part of these financial statements.
4 | Retail Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Other municipal debt(continued)
Florida Local Government Finance Commission (Miscellaneous revenue)	2.53%	9-1-2026	$4,104,000	$4,104,000
Palm Beach County School District Series A COP (Miscellaneous revenue)§	5.00	8-1-2026	25,655,000	25,655,000
				47,809,000
Variable rate demand notes ø: 5.37%
County of Escambia Florida Power & Light Co. Series 2ND (Utilities revenue)	2.40	4-1-2039	2,520,000	2,520,000
County of Manatee Florida Power & Light Co. (Industrial development revenue)	2.40	9-1-2029	3,000,000	3,000,000
County of Miami-Dade Series B (Miscellaneous revenue, Ambac Insured, TD Bank N.A. LOC)	2.15	4-1-2043	2,465,000	2,465,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series A-2 (Health revenue)	2.15	11-15-2037	15,550,000	15,550,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5 (Health revenue)	2.15	11-15-2035	19,555,000	19,555,000
Highlands County Health Facilities Authority Series D (Health revenue, PNC Bank N.A. SPA)	3.00	11-15-2060	4,000,000	4,000,000
Hillsborough County IDA BayCare Obligated Group Series C (Health revenue, TD Bank N.A. LOC)	2.10	11-1-2038	200,000	200,000
Orange County Health Facilities Authority Nemours Foundation Series C-2 (Health revenue, TD Bank N.A. LOC)	2.16	1-1-2037	2,780,000	2,780,000
PFA Series 2025-VRS214 Class A (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.22	12-1-2055	4,000,000	4,000,000
PFA Series 2026-VRS305 Class A (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.22	2-1-2045	6,000,000	6,000,000
PFA Series 202 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.22	8-15-2036	11,475,000	11,475,000
PFA Series 202 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	3.05	7-1-2056	7,500,000	7,500,000
Putnam County Development Authority Florida Power & Light Co. (Industrial development revenue)	2.40	9-1-2029	4,480,000	4,480,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0485 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.19	12-1-2047	2,595,000	2,595,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1155 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.19	1-1-2029	5,530,000	5,530,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3223 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.25	4-1-2042	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates Series 2025- XL0669 (Health revenue, Bank of America N.A. LIQ)144A	2.98	11-15-2054	8,150,000	8,150,000
Tender Option Bond Trust Receipts/Certificates Series 2026- MS0095 (Tax revenue, Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144A	2.46	9-1-2041	10,000,000	10,000,000
				110,800,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 5

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia: 2.56%
Other municipal debt : 1.51%
County of Fulton (GO revenue)§	5.00%	12-30-2026	$23,000,000	$23,230,142
Metropolitan Atlanta Rapid Transit Authority (Tax revenue)	2.50	9-15-2026	8,000,000	8,000,000
				31,230,142
Variable rate demand notes ø: 1.05%
County of DeKalb Water & Sewerage Revenue Series 2016-XF2254 (Water & sewer revenue, AG Insured, JPMorgan Chase Bank N.A. LIQ)144A	2.19	10-1-2032	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3183 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.20	1-1-2059	4,315,000	4,315,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0489 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.19	9-1-2028	5,375,000	5,375,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1136 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.19	6-1-2029	2,600,000	2,600,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1655 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.19	3-1-2029	4,020,000	4,020,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1659 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.19	6-1-2029	2,805,000	2,805,000
				21,615,000
Idaho: 1.28%
Variable rate demand notes ø: 1.28%
Idaho Health Facilities Authority St. Luke’s Health System Ltd. Obligated Group Series D (Health revenue, TD Bank N.A. LOC)	2.95	3-1-2060	9,075,000	9,075,000
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series ID (Health revenue)	2.45	12-1-2048	14,000,000	14,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1654 (Tax revenue, Bank of America N.A. LIQ)144A	2.19	8-15-2048	1,710,000	1,710,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0565 (Housing revenue, GNMA / FNMA / FHLMC Insured, Barclays Bank plc LIQ)144A	2.19	1-1-2054	1,750,000	1,750,000
				26,535,000
Illinois: 3.41%
Variable rate demand notes ø: 3.41%
County of Lake Whispering Oaks Associates LP (Housing revenue, FHLMC LIQ)	2.21	11-1-2045	250,000	249,980
Illinois Development Finance Authority American College of Surgeons (Education revenue, Northern Trust Company LOC)	2.20	8-1-2026	651,000	651,000
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series C (Health revenue, JPMorgan Chase Bank N.A. SPA)	3.05	8-15-2049	3,000,000	3,000,000
The accompanying notes are an integral part of these financial statements.
6 | Retail Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series D (Health revenue, JPMorgan Chase Bank N.A. SPA)	2.95%	8-15-2057	$10,000,000	$10,000,000
Illinois Finance Authority Marwen Foundation, Inc. (Miscellaneous revenue, Northern Trust Company LOC)	2.26	5-1-2043	3,810,000	3,810,000
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series B (Health revenue, PNC Bank N.A. LOC)	2.15	8-1-2044	7,000,000	7,000,000
Illinois Housing Development Authority Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Bank of Montreal SPA)	2.10	4-1-2045	11,300,000	11,300,000
PFA Series 2025-VRS206 (Miscellaneous revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	3.05	2-15-2053	21,250,000	21,250,000
Quad Cities Regional EDA Augustana College (Education revenue, BMO Harris Bank N.A. LOC)	2.16	10-1-2035	4,300,000	4,300,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0434 (GO revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.19	1-1-2043	250,000	250,000
Tender Option Bond Trust Receipts/Certificates Series 2026- XF8132 (GO revenue, BAM Insured, JPMorgan Chase Bank N.A. LIQ)144A	3.10	12-1-2033	7,125,000	7,125,000
Village of Brookfield Chicago Zoological Society (Miscellaneous revenue, Northern Trust Company LOC)	2.20	6-1-2038	1,545,000	1,545,000
				70,480,980
Indiana: 1.38%
Variable rate demand notes ø: 1.38%
Indiana Finance Authority Ascension Health Credit Group Series D-2 (Health revenue)	2.05	11-15-2054	6,000,000	6,000,000
Indiana Finance Authority Duke Energy Indiana LLC Series A3 (Industrial development revenue, Mizuho Bank Limited LOC)	2.10	12-1-2039	250,000	249,981
Indiana Finance Authority Duke Energy Indiana LLC Series A4 (Industrial development revenue, Sumitomo Mitsui Banking Corp. LOC)	3.05	12-1-2039	14,100,000	14,100,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF2990 (Education revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.20	9-1-2057	8,105,000	8,105,000
				28,454,981
Iowa: 0.19%
Variable rate demand notes ø: 0.19%
Mizuho Floater/Residual Trust Series 2026-MIZ9261 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.46	10-27-2028	4,000,000	4,000,000
Kansas: 0.15%
Variable rate demand notes ø: 0.15%
Mizuho Floater/Residual Trust Series 2024-MIZ9159 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.39	5-1-2037	3,165,028	3,165,028
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 7

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kentucky: 1.37%
Variable rate demand notes ø: 1.37%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series C (Health revenue, PNC Bank N.A. LOC)	2.40%	10-1-2056	$20,000,000	$20,000,000
PFA Series 202 (Miscellaneous revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	3.05	2-1-2056	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0556 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.21	1-1-2029	3,205,000	3,205,000
				28,205,000
Louisiana: 0.97%
Variable rate demand notes ø: 0.97%
PFA Series 2025-VRS209 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	3.05	12-1-2052	20,000,000	20,000,000
Maine: 0.10%
Variable rate demand notes ø: 0.10%
Tender Option Bond Trust Receipts/Certificates Series 2024- XX1348 (Housing revenue, Barclays Bank plc LIQ)144A	2.19	11-15-2054	2,110,000	2,110,000
Maryland: 0.21%
Variable rate demand notes ø: 0.21%
Tender Option Bond Trust Receipts/Certificates Series 2026- XX1460 (Health revenue, Barclays Bank plc LIQ)144A	2.19	12-1-2044	4,410,000	4,410,000
Massachusetts: 3.16%
Other municipal debt : 2.76%
Massachusetts Bay Transportation Authority (Transportation revenue)	2.55	8-18-2026	21,850,000	21,850,000
Town of Abington BAN (GO revenue)§	4.00	4-22-2027	10,000,000	10,073,145
University of Massachusetts Building Authority (Education revenue)	2.55	8-5-2026	25,000,000	25,000,000
				56,923,145
Variable rate demand notes ø: 0.40%
Tender Option Bond Trust Receipts/Certificates Series 2022- ZL0339 (GO revenue, Royal Bank of Canada LIQ)144A	2.18	10-1-2047	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6005 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.31	12-1-2037	4,280,000	4,280,000
				8,280,000
Michigan: 2.82%
Other municipal debt : 0.49%
Michigan Finance Authority Series A-1 (Miscellaneous revenue)%%	5.00	7-20-2027	3,500,000	3,569,440
Regents of the University of Michigan/Ann Arbor (Education revenue)	2.55	10-15-2026	6,450,000	6,450,000
				10,019,440
The accompanying notes are an integral part of these financial statements.
8 | Retail Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø: 2.33%
Michigan State Housing Development Authority Clark Road Senior Ltd. Dividend Housing Association LP (Housing revenue)	2.67%	12-1-2042	$2,415,000	$2,415,000
Michigan State Housing Development Authority Series C (Housing revenue, FHLB SPA)	2.07	12-1-2035	1,485,000	1,485,000
RBC Municipal Products, Inc. Trust Series 2026-G-144 (GO revenue, QSBLF Insured, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.19	5-1-2034	2,745,000	2,745,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3120 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.44	8-1-2028	31,856,000	31,856,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3221 (Housing revenue, Barclays Bank plc LIQ)144A	2.19	12-1-2053	1,215,000	1,215,000
Tender Option Bond Trust Receipts/Certificates Series 2025- XF8087 (Housing revenue, Royal Bank of Canada LIQ)144A	2.19	6-1-2048	2,625,000	2,625,000
Tender Option Bond Trust Receipts/Certificates Series 2026- XX1463 (Housing revenue, Barclays Bank plc LIQ)144A	2.19	12-1-2056	5,815,000	5,815,000
				48,156,000
Minnesota: 2.05%
Other municipal debt : 0.19%
Minnesota Agricultural & Economic Development Board (Miscellaneous revenue)	2.62	10-13-2026	4,000,000	4,000,000
Variable rate demand notes ø: 1.86%
City of Forest Lake Kilkenny Senior Housing LP (Housing revenue, FNMA LOC, FNMA LIQ)	2.21	8-15-2038	940,000	940,000
City of Minnetonka Breck School (Education revenue, U.S. Bank N.A. LOC)144A	2.20	6-1-2051	10,000,000	10,000,000
City of Oak Park Heights VSSA Boutwells Landing LLC (Housing revenue, FHLMC LIQ)	2.14	11-1-2035	5,840,000	5,840,000
City of Rochester Mayo Clinic (Health revenue)	1.85	11-15-2047	1,700,000	1,700,000
Minnesota Agricultural & Economic Development Board Fairview Health Services Obligated Group Series C (Health revenue, U.S. Bank N.A. LOC)	2.20	11-15-2065	5,000,000	5,000,000
Minnesota Housing Finance Agency Series F AMT (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	2.15	1-1-2041	6,245,000	6,245,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6027 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	3.00	12-1-2030	8,600,000	8,600,000
				38,325,000
Mississippi: 1.23%
Variable rate demand notes ø: 1.23%
Mississippi Business Finance Corp. Chevron USA, Inc. Series B (Industrial development revenue)	3.15	12-1-2030	5,000,000	5,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 9

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Mississippi Business Finance Corp. Chevron USA, Inc. Series G (Industrial development revenue)	3.05%	11-1-2035	$8,000,000	$8,000,000
Mississippi Business Finance Corp. Chevron USA, Inc. Series L (Industrial development revenue)	3.05	11-1-2035	12,380,000	12,380,000
				25,380,000
Missouri: 0.83%
Other municipal debt : 0.45%
HEFA of the State of Missouri (Education revenue)	2.50	10-6-2026	9,416,000	9,416,000
Variable rate demand notes ø: 0.38%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series B-2 (Health revenue)	2.20	5-1-2051	4,000,000	4,000,000
Mizuho Floater/Residual Trust Series 2025-MIZ9235 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.39	3-10-2028	3,803,333	3,803,333
				7,803,333
Nebraska: 1.46%
Other municipal debt : 0.92%
Lincoln Nebraska Electric (Utilities revenue)	2.60	9-17-2026	16,500,000	16,500,000
Omaha Public Power District (Miscellaneous revenue)	2.62	11-5-2026	2,500,000	2,500,000
				19,000,000
Variable rate demand notes ø: 0.54%
Nebraska Investment Finance Authority Phoenix Realty Special Account-U LP (Housing revenue, Northern Trust Company LOC)	3.25	9-1-2031	11,100,000	11,100,000
New Hampshire: 1.45%
Variable rate demand notes ø: 1.45%
RBC Municipal Products, Inc. Trust Series 2024-E157 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.19	5-1-2028	10,000,000	10,000,000
RBC Municipal Products, Inc. Trust Series 2025-C24 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.20	11-1-2041	20,000,000	20,000,000
				30,000,000
New Jersey: 1.08%
Other municipal debt : 0.25%
Monmouth County Improvement Authority (Miscellaneous revenue)§	4.00	3-12-2027	5,000,000	5,052,404
Variable rate demand notes ø: 0.83%
JPMorgan Chase Putters/Drivers Trust Series 2026-5116 (Health revenue, JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. LIQ)144A	3.00	10-22-2033	5,000,000	5,000,000
The accompanying notes are an integral part of these financial statements.
10 | Retail Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2023- XX1329 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.19%	6-15-2050	$4,250,000	$4,250,000
Tender Option Bond Trust Receipts/Certificates Series 2024- CF7010 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.28	1-1-2032	7,920,000	7,920,000
				17,170,000
New Mexico: 0.05%
Variable rate demand notes ø: 0.05%
New Mexico Mortgage Finance Authority Series G-2 Class I (Housing revenue, GNMA / FNMA / FHLMC Insured)	3.00	9-1-2057	930,000	930,000
New York: 9.93%
Other municipal debt : 2.35%
New York State Dormitory Authority (Health revenue)	2.65	8-4-2026	15,000,000	15,000,000
New York State Dormitory Authority (Health revenue)	2.65	11-3-2026	23,540,000	23,540,000
New York State Dormitory Authority (Miscellaneous revenue)	2.56	10-19-2026	10,000,000	10,000,000
				48,540,000
Variable rate demand notes ø: 7.58%
Arizona IDA Series 2025-ESRF001 (Miscellaneous revenue, PNC Bank N.A. LOC, PNC Bank N.A. LIQ)144A	2.23	6-1-2029	13,500,000	13,500,000
City of New York Series D-3 (GO revenue, State Street Bank & Trust Co. SPA)	2.95	5-1-2052	20,000,000	20,000,000
City of New York Series D-4 (GO revenue, State Street Bank & Trust Co. SPA)	3.00	5-1-2052	8,300,000	8,300,000
City of New York Series F-5 (GO revenue, Barclays Bank plc SPA)	3.05	6-1-2044	5,000,000	5,000,000
Mizuho Floater/Residual Trust Series 2025-MIZ9239 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.46	3-17-2028	3,305,000	3,305,000
Mizuho Floater/Residual Trust Series 2026-MIZ9250 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.46	7-26-2028	6,055,000	6,055,000
Nassau County Local Economic Assistance Corp. Series B (Education revenue, TD Bank N.A.SPA, TD Bank N.A.LIQ)	2.16	1-1-2045	3,700,000	3,700,000
New York City Municipal Water Finance Authority Water & Sewer System Series BB1 (Water & sewer revenue, Mizuho Bank Limited SPA)	3.05	6-15-2044	5,000,000	5,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-4 (Tax revenue, Sumitomo Mitsui Banking Corp. LOC)	2.16	5-1-2053	2,000,000	2,000,000
New York State Housing Finance Agency (Housing revenue, FNMA LOC, FNMA LIQ)	2.30	5-15-2039	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Certificates Series 2024- CF7004 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.28	1-25-2040	5,000,000	5,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 11

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2024- CF7008 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.28%	8-25-2039	$8,340,000	$8,340,000
Tender Option Bond Trust Receipts/Certificates Series 2024- CF7009 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	2.28	4-25-2040	7,450,000	7,450,000
Tender Option Bond Trust Receipts/Certificates Series 2025- CF7047 (Housing revenue, Citibank N.A. LIQ)144A	2.19	5-1-2048	9,930,000	9,930,000
Tender Option Bond Trust Receipts/Certificates Series 2025- MS0041 (Miscellaneous revenue, Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144A	2.56	10-1-2027	53,335,000	53,335,000
Tender Option Bond Trust Receipts/Certificates Series 2025- XL0601 (Tax revenue, Bank of America N.A. LIQ)144A	2.97	3-15-2049	3,175,000	3,175,000
				156,590,000
North Carolina: 0.72%
Variable rate demand notes ø: 0.72%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series C (Health revenue, JPMorgan Chase Bank N.A. SPA)	3.00	1-15-2037	4,065,000	4,065,000
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series E (Health revenue, AG Insured, TD Bank N.A. LOC)	2.95	1-15-2044	2,200,000	2,200,000
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series E (Health revenue, Royal Bank of Canada LOC)	3.00	1-15-2042	1,935,000	1,935,000
North Carolina Medical Care Commission Duke University Health System, Inc. Obligated Group Series E (Health revenue, Royal Bank of Canada SPA)	2.15	6-1-2055	4,125,000	4,125,000
Tender Option Bond Trust Receipts/Certificates Series 2026- XF3546 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.26	7-1-2028	2,600,000	2,600,000
				14,925,000
Ohio: 10.99%
Other municipal debt : 7.64%
American Municipal Power, Inc. Carey Village Project BAN (Miscellaneous revenue)§	4.25	11-5-2026	1,750,000	1,755,093
American Municipal Power, Inc. City of Oberlin Project BAN (Utilities revenue)§	4.25	8-27-2026	12,000,000	12,009,700
American Municipal Power, Inc. Village of Grafton Electric Revenue BAN (Utilities revenue)§	4.00	4-8-2027	3,560,000	3,591,022
American Municipal Power, Inc. Village of Holiday City Electric Revenue BAN (Miscellaneous revenue)§	4.00	4-22-2027	1,020,000	1,029,757
American Municipal Power, Inc. Village of Jackson Center BAN (Miscellaneous revenue)§%%	4.00	8-5-2027	475,000	478,719
American Municipal Power, Inc. Village of Jackson Center BAN (Miscellaneous revenue)§	4.50	8-6-2026	765,000	765,080
American Municipal Power, Inc. Village of Pioneer BAN (Miscellaneous revenue)§	4.00	11-12-2026	3,900,000	3,910,616
American Municipal Power, Inc. Village of Sycamore BAN (Miscellaneous revenue)§	4.50	10-22-2026	315,000	315,915
The accompanying notes are an integral part of these financial statements.
12 | Retail Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Other municipal debt(continued)
American Municipal Power, Inc. Village of Versailles Electric Revenue BAN (Utilities revenue)§	4.00%	5-13-2027	$1,000,000	$1,008,785
American Municipal Power, Inc. Wapakoneta Project BAN (Miscellaneous revenue)§	4.00	6-16-2027	4,355,000	4,397,857
Central Ohio Solid Waste Authority BAN (GO revenue)§	4.00	10-28-2026	11,200,000	11,234,813
City of Barberton BAN (GO revenue)§	4.00	4-8-2027	2,100,000	2,119,462
City of Fairborn Series B BAN (GO revenue)§	4.63	8-19-2026	700,000	700,475
City of Fairfield BAN (GO revenue)§	4.00	4-8-2027	1,500,000	1,513,194
City of Forest Park BAN (GO revenue)§	4.00	5-13-2027	4,000,000	4,039,869
City of Groveport BAN (GO revenue)§	4.00	4-8-2027	3,650,000	3,682,602
City of Hamilton BAN (GO revenue)§	4.00	12-15-2026	1,000,000	1,005,007
City of Kirtland (GO revenue)144A§	4.00	4-14-2027	4,300,000	4,339,349
City of Lyndhurst BAN (GO revenue)144A§	4.00	3-11-2027	1,000,000	1,007,628
City of Macedonia BAN (GO revenue)§	4.00	1-26-2027	5,000,000	5,028,136
City of Martins Ferry BAN (GO revenue)§	4.00	12-14-2026	3,000,000	3,013,187
City of Miamisburg BAN (GO revenue)§	3.75	10-21-2026	2,750,000	2,757,174
City of Monroe BAN (GO revenue)§	4.00	11-17-2026	2,225,000	2,231,395
City of North Ridgeville BAN (GO revenue)§	4.00	11-18-2026	2,000,000	2,005,803
City of Vandalia BAN (GO revenue)§	4.00	12-2-2026	4,000,000	4,016,401
City of Warrensville Heights BAN (GO revenue)§	4.00	6-23-2027	5,230,000	5,286,453
City of Wyoming BAN (GO revenue)§	4.00	10-13-2026	4,000,000	4,010,611
County of Belmont BAN (GO revenue)§	4.25	8-11-2026	3,500,000	3,501,183
County of Belmont Series B BAN (GO revenue)§%%	3.88	8-5-2027	5,000,000	5,039,900
County of Lawrence BAN (GO revenue)§	4.00	5-27-2027	4,700,000	4,745,367
County of Logan BAN (GO revenue)§	4.00	7-29-2027	3,000,000	3,027,831
County of Logan BAN (GO revenue)§	4.13	8-4-2026	1,050,000	1,050,028
County of Lucas BAN (GO revenue)§	4.00	10-9-2026	8,250,000	8,273,200
County of Trumbull BAN (GO revenue)§	4.00	3-11-2027	3,300,000	3,328,105
Kings Local School District BAN (GO revenue)§	4.00	7-7-2027	5,000,000	5,050,607
Ohio Higher Educational Facility Commission (Education revenue)	2.52	9-1-2026	10,000,000	10,000,000
Ohio Water Development Authority (Water & sewer revenue)	2.46	8-3-2026	20,000,000	20,000,000
Ohio Water Development Authority (Water & sewer revenue)	2.50	8-5-2026	6,500,000	6,500,000
				157,770,324
Variable rate demand notes ø: 3.35%
County of Franklin Trinity Health Corp. Obligated Group Series OH (Health revenue)##	2.45	12-1-2046	34,000,000	34,000,000
RBC Municipal Products, Inc. Trust Series 2022 C-18 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.20	1-15-2037	8,000,000	8,000,000
State of Ohio Department of Rehabilitation & Correction Series B (Housing revenue)	2.00	10-1-2045	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML5043 (Health revenue, Bank of America N.A. LIQ)144A	2.23	2-15-2047	5,800,000	5,800,000
Tender Option Bond Trust Receipts/Certificates Series 2024- MS0027 (Health revenue, Morgan Stanley Bank LOC, Morgan Stanley Bank LIQ)144A	2.36	1-15-2031	3,995,000	3,995,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 13

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0553 (Miscellaneous revenue, AG Insured, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.19%	6-1-2050	$3,640,000	$3,640,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XM1184 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.19	12-1-2031	6,205,000	6,205,000
Tender Option Bond Trust Receipts/Certificates Series 2025-BAML- 6046 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.19	5-1-2065	1,265,000	1,265,000
Tender Option Bond Trust Receipts/Certificates Series 2025- XF1824 (Housing revenue, GNMA / FNMA / FHLMC Insured, JPMorgan Chase Bank N.A. LIQ)144A	2.19	9-1-2047	3,220,000	3,220,000
				69,125,000
Pennsylvania: 1.06%
Variable rate demand notes ø: 1.06%
Dauphin County General Authority UPMC Obligated Group Series B (Health revenue, PNC Bank N.A. LOC)	2.15	6-1-2041	6,125,000	6,125,000
Mizuho Floater/Residual Trust Series 2026-MIZ9245 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.46	6-2-2028	1,996,245	1,996,245
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System Obligated Group Series A (Health revenue, Bank of America N.A. LOC)	2.10	1-1-2038	170,000	170,000
Philadelphia IDA Children’s Hospital of Philadelphia Obligated Group Series B-1 (Health revenue, JPMorgan Chase Bank N.A. SPA)	3.00	7-1-2054	5,300,000	5,300,000
Philadelphia IDA Children’s Hospital of Philadelphia Obligated Group Series B-2 (Health revenue, JPMorgan Chase Bank N.A. SPA)	3.00	7-1-2054	4,400,000	4,400,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0536 (GO revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.19	9-1-2031	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Certificates Series 2026- XX1481 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.19	12-15-2056	1,500,000	1,500,000
				21,991,245
Rhode Island: 0.34%
Other municipal debt : 0.34%
Bristol Warren Regional School District Series 2 BAN (GO revenue)§	4.00	6-2-2027	7,000,000	7,064,970
South Carolina: 2.59%
Other municipal debt : 0.62%
South Carolina Jobs-EDA (Miscellaneous revenue)	2.65	10-15-2026	5,020,000	5,020,000
South Carolina Public Service Authority (Miscellaneous revenue)	2.53	8-4-2026	7,868,000	7,868,000
				12,888,000
The accompanying notes are an integral part of these financial statements.
14 | Retail Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø: 1.97%
South Carolina Public Service Authority Series A (Utilities revenue, Bank of America N.A. LOC)	2.22%	1-1-2036	$13,610,000	$13,610,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XL0418 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	2.19	12-1-2056	2,795,000	2,795,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1143 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.21	10-1-2029	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1653 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.21	10-1-2029	2,730,000	2,730,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZL0525 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.19	3-1-2029	6,670,000	6,670,000
Tender Option Bond Trust Receipts/Certificates Series 2025- XF3492 (Education revenue, Morgan Stanley Bank LIQ)144A	2.21	5-1-2055	8,800,000	8,800,000
				40,605,000
Tennessee: 2.44%
Other municipal debt : 0.98%
Vanderbilt University (Education revenue)	2.49	9-10-2026	20,200,000	20,200,000
Variable rate demand notes ø: 1.46%
Mizuho Floater/Residual Trust Series 2024-MIZ9181 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.39	12-4-2026	2,890,000	2,890,000
PFA Series 202 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.22	9-1-2036	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XM1024 (Utilities revenue, Morgan Stanley Bank LIQ)144A	2.30	5-1-2052	7,500,000	7,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1658 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.21	11-1-2029	3,600,000	3,600,000
Tender Option Bond Trust Receipts/Certificates Series 2025- XF1925 (Housing revenue, GNMA / FNMA / FHLMC Insured, JPMorgan Chase Bank N.A. LIQ)144A	2.19	7-1-2031	3,600,000	3,600,000
Tender Option Bond Trust Receipts/Certificates Series 2026- XF3545 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.26	11-1-2028	2,600,000	2,600,000
				30,190,000
Texas: 11.73%
Other municipal debt : 3.77%
Board of Regents of the University of Texas System (Education revenue)	2.45	8-17-2026	4,500,000	4,500,000
Board of Regents of the University of Texas System (Education revenue)	2.53	11-4-2026	5,000,000	5,000,000
Board of Regents of the University of Texas System (Education revenue)	2.55	11-18-2026	5,000,000	5,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 15

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Other municipal debt(continued)
Board of Regents of the University of Texas System (Education revenue)	2.65%	1-20-2027	$5,000,000	$5,000,000
City of Dallas Waterworks & Sewer System Revenue (Water & sewer revenue)	2.60	8-20-2026	15,100,000	15,100,000
City of Houston (Utilities revenue)	2.60	9-10-2026	1,200,000	1,200,000
County of Harris (Miscellaneous revenue)	2.62	8-18-2026	10,000,000	10,000,000
Harris County Flood Control District (Miscellaneous revenue)	2.58	8-3-2026	2,180,000	2,180,000
Permanent University Fund - Texas A&M University System (Education revenue)	2.40	8-6-2026	25,000,000	25,000,000
Permanent University Fund - Texas A&M University System (Education revenue)	2.60	1-12-2027	5,000,000	5,000,000
				77,980,000
Variable rate demand notes ø: 7.96%
JPMorgan Chase Putters/Drivers Trust Series 2025-5079 (GO revenue, JP Morgan Securities LIQ)144A	2.19	12-1-2027	1,780,000	1,780,000
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	2.39	3-1-2038	11,100,000	11,100,000
Mizuho Floater/Residual Trust Series 2024-MIZ9197 (Housing revenue, BAM Insured, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.15	1-14-2033	11,050,000	11,050,000
Port of Arthur Navigation District Industrial Development Corp. TotalEnergies Petrochemicals & Refining USA, Inc. (Industrial development revenue)	2.13	6-1-2041	20,000,000	20,000,000
RBC Municipal Products, Inc. Trust Series 2026-G-132 (GO revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.19	2-15-2034	7,125,000	7,125,000
RBC Municipal Products, Inc. Trust Series 2026-G-149 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.19	2-15-2034	4,275,000	4,275,000
RBC Municipal Products, Inc. Trust Series 2026-G-154 (GO revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	2.19	2-15-2034	5,125,000	5,125,000
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series B (Health revenue, JPMorgan Chase Bank N.A. SPA)	2.85	11-15-2063	23,000,000	23,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6015 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.28	12-1-2055	4,500,000	4,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0513 (GO revenue, Bank of America N.A. LIQ)144A	2.19	2-1-2053	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6017 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	2.28	3-1-2052	4,860,000	4,860,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3243 (Utilities revenue, BAM Insured, Morgan Stanley Bank LIQ)144A	2.36	2-15-2049	8,250,000	8,250,000
Tender Option Bond Trust Receipts/Certificates Series 2025- XF3482 (GO revenue, Morgan Stanley Bank LIQ)144A	2.19	2-15-2055	8,880,000	8,880,000
The accompanying notes are an integral part of these financial statements.
16 | Retail Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2025- XG0596 (GO revenue, Royal Bank of Canada LIQ)144A	2.19%	12-1-2041	$3,410,000	$3,410,000
Tender Option Bond Trust Receipts/Certificates Series 2025- XG0629 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.25	2-1-2046	5,605,000	5,605,000
Tender Option Bond Trust Receipts/Certificates Series 2025- XL0654 (GO revenue, Royal Bank of Canada LIQ)144A	2.19	8-15-2033	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2025- XL0655 (GO revenue, Royal Bank of Canada LIQ)144A	2.19	8-15-2033	2,875,000	2,875,000
Tender Option Bond Trust Receipts/Certificates Series 2025- XL0681 (GO revenue, JPMorgan Chase Bank N.A. LIQ)144A	3.10	2-15-2033	4,685,000	4,685,000
Tender Option Bond Trust Receipts/Certificates Series 2025- XX1421 (Transportation revenue, Barclays Bank plc LIQ)144A	3.08	8-15-2054	3,750,000	3,750,000
Tender Option Bond Trust Receipts/Certificates Series 2026- XF8128 (GO revenue, Royal Bank of Canada LIQ)144A	2.19	2-15-2034	5,295,000	5,295,000
Tender Option Bond Trust Receipts/Certificates Series 2026- XF8147 (GO revenue, JPMorgan Chase Bank N.A. LIQ)144A	3.10	2-15-2033	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Series 2026- XG0641 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.25	5-1-2065	9,375,000	9,375,000
Tender Option Bond Trust Receipts/Certificates Series 2026- XL0736 (Tax revenue, Royal Bank of Canada LIQ)144A	2.19	3-1-2034	4,500,000	4,500,000
Texas Department of Transportation State Highway Fund Series B (Tax revenue, Sumitomo Mitsui Banking Corp. LIQ)	2.21	4-1-2032	7,900,000	7,900,000
				164,340,000
Utah: 0.28%
Variable rate demand notes ø: 0.28%
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0563 (Housing revenue, GNMA / FNMA / FHLMC Insured, Barclays Bank plc LIQ)144A	2.19	1-1-2054	890,000	890,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0543 (Housing revenue, BAM Insured, Barclays Bank plc LIQ)144A	2.27	5-15-2059	4,800,000	4,800,000
				5,690,000
Vermont: 0.07%
Variable rate demand notes ø: 0.07%
Vermont Educational & Health Buildings Financing Agency Landmark College, Inc. Series A (Education revenue, TD Bank N.A. LOC)	3.16	7-1-2033	1,385,000	1,385,000
Virginia: 0.92%
Other municipal debt : 0.92%
University of Virginia (Education revenue)§	2.50	9-3-2026	9,000,000	9,000,000
University of Virginia (Education revenue)	2.53	9-2-2026	10,000,000	10,000,000
				19,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 17

Portfolio of investments—July 31, 2026 (unaudited)

		Interest rate	Maturity date	Principal	Value
Washington: 1.86%
Variable rate demand notes ø: 1.86%
City of Seattle Municipal Light & Power Revenue Series B (Utilities revenue, TD Bank N.A. LOC)		3.05%	8-1-2056	$5,500,000	$5,500,000
County of King Sewer Revenue (Water & sewer revenue, U.S. Bank N.A. SPA)		3.00	1-1-2065	24,700,000	24,700,000
Mizuho Floater/Residual Trust Series 2023-MIZ9156 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A		2.39	6-1-2037	8,180,000	8,180,000
					38,380,000
Wisconsin: 4.30%
Variable rate demand notes ø: 4.30%
PFA Series 202 (Education revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A		3.05	8-15-2044	12,500,000	12,500,000
Tender Option Bond Trust Receipts/Certificates Series 2020- XF2869 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A		2.44	7-1-2028	9,584,000	9,584,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3230 (Health revenue, BAM Insured, Barclays Bank plc LIQ)144A		2.26	2-15-2054	9,275,000	9,275,000
Tender Option Bond Trust Receipts/Certificates Series 2025- XG0618 (Housing revenue, Deutsche Bank LOC, Deutsche Bank LIQ)144A		2.51	5-1-2065	20,080,000	20,080,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B (Health revenue, JPMorgan Chase Bank N.A. SPA)		3.05	4-1-2048	3,060,000	3,060,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (Health revenue, U.S. Bank N.A. SPA)		3.05	4-1-2054	2,100,000	2,100,000
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series C (Health revenue)		2.10	4-1-2055	25,300,000	25,300,000
Wisconsin Housing & EDA Series A (Housing revenue, FHLB SPA)		2.15	5-1-2055	1,500,000	1,500,000
Wisconsin Housing & EDA Series B (Housing revenue, FHLB SPA)		2.15	5-1-2055	5,355,000	5,355,000
					88,754,000
Total municipal obligations (Cost $2,017,232,288)					2,017,232,288
Repurchase agreements ^^: 0.73%
U.S. Bancorp, dated 7-31-2026, maturity value $15,204,623		3.65	8-3-2026	15,200,000	15,200,000
Total Repurchase agreements (Cost $15,200,000)					15,200,000
Total investments in securities (Cost $2,047,432,288)	99.15%				2,047,432,288
Other assets and liabilities, net	0.85				17,555,554
Total net assets	100.00%				$2,064,987,842

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
^^	Collateralized by U.S. government securities, 0.00%, 5-15-2028, fair value is $15,504,000.

The accompanying notes are an integral part of these financial statements.
18 | Retail Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
COP	Certificate of participation
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 19

Statement of assets and liabilities—July 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$2,047,432,288
Receivable for investments sold	42,330,690
Receivable for interest	11,405,053
Receivable for Fund shares sold	4,089,250
Prepaid expenses and other assets	102,005
Total assets	2,105,359,286
Liabilities
Payable for investments purchased	22,088,059
Payable for Fund shares redeemed	17,484,638
Dividends payable	269,591
Management fee payable	183,633
Administration fees payable	154,464
Shareholder servicing fees payable	34,704
Overdraft due to custodian bank	30,040
Accrued expenses and other liabilities	126,315
Total liabilities	40,371,444
Total net assets	$2,064,987,842
Net assets consist of
Paid-in capital	$2,064,914,471
Total distributable earnings	73,371
Total net assets	$2,064,987,842
Computation of net asset value per share
Net assets–Administrator Class	$103,988,032
Shares outstanding–Administrator Class[1]	103,976,607
Net asset value per share–Administrator Class	$1.00
Net assets–Premier Class	$1,844,030,135
Shares outstanding–Premier Class[1]	1,843,833,254
Net asset value per share–Premier Class	$1.00
Net assets–Service Class	$116,969,675
Shares outstanding–Service Class[1]	116,958,174
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
20 | Retail Money Market Funds

Statement of operations—six months ended July 31, 2026 (unaudited)
Statement of operations
Investment income
Interest	$25,089,506
Expenses
Management fee	1,456,073
Administration fees
Administrator Class	47,139
Premier Class	695,870
Service Class	64,487
Shareholder servicing fees
Administrator Class	46,573
Service Class	134,348
Custody and accounting fees	30,677
Professional fees	25,026
Registration fees	84,046
Shareholder report expenses	15,565
Trustees’ fees and expenses	11,866
Other fees and expenses	20,667
Total expenses	2,632,337
Less: Fee waivers and/or expense reimbursements
Fund-level	(479,719)
Administrator Class	(12,505)
Service Class	(49,186)
Net expenses	2,090,927
Net investment income	22,998,579
Net realized gains on investments	110,303
Net increase in net assets resulting from operations	$23,108,882
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 21

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2026 (unaudited)		Year ended January 31, 2026
Operations
Net investment income		$22,998,579		$49,811,721
Net realized gains on investments		110,303		55,318
Net increase in net assets resulting from operations		23,108,882		49,867,039
Distributions to shareholders from
Net investment income and net realized gains
Class A		N/A		(1,065,618)[1]
Administrator Class		(1,084,838)		(2,280,480)
Premier Class		(20,740,856)		(45,007,633)
Service Class		(1,175,627)		(1,491,630)
Total distributions to shareholders		(23,001,321)		(49,845,361)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	N/A	N/A	19,895,557 [1]	19,895,557 [1]
Administrator Class	40,677,240	40,677,240	78,209,195	78,209,195
Premier Class	1,087,676,246	1,087,676,246	2,321,711,242	2,321,711,242
Service Class	36,673,610	36,673,610	42,340,027	42,340,027
		1,165,027,096		2,462,156,021
Reinvestment of distributions
Class A	N/A	N/A	1,003,025 [1]	1,003,025 [1]
Administrator Class	1,065,679	1,065,679	2,257,515	2,257,515
Premier Class	20,503,801	20,503,801	44,543,631	44,543,631
Service Class	1,158,948	1,158,948	1,464,893	1,464,893
		22,728,428		49,269,064
Payment for shares redeemed
Class A	N/A	N/A	(24,285,271)[1]	(24,285,271)[1]
Administrator Class	(28,165,208)	(28,165,208)	(78,179,439)	(78,179,439)
Premier Class	(967,649,870)	(967,649,870)	(2,410,852,880)	(2,410,852,880)
Service Class	(27,854,562)	(27,854,562)	(45,858,693)	(45,858,693)
		(1,023,669,640)		(2,559,176,283)
Share conversions
Class A	N/A	N/A	(70,245,005)[2]	(70,245,005)[2]
Service Class	0	0	70,245,005 [2]	70,245,005 [2]
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		164,085,884		(47,751,198)
Total increase (decrease) in net assets		164,193,445		(47,729,520)
Net assets
Beginning of period		1,900,794,397		1,948,523,917
End of period		$2,064,987,842		$1,900,794,397
1 For the period from February 1, 2025 to September 12, 2025
2 Effective at the close of business on September 12, 2025, Class A shares were converted to Service Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
22 | Retail Money Market Funds

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Administrator Class		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01 [1]	0.03 [1]	0.03 [1]	0.03 [1]	0.01	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.03	0.03	0.03	0.01	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.01)	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	1.14%	2.61%	3.21%	3.29%	1.23%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.37%	0.38%	0.37%	0.38%	0.38%
Net expenses	0.29%	0.26%	0.30%	0.30%	0.28%*	0.11%*
Net investment income	2.30%	2.57%	3.11%	3.22%	1.21%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$103,988	$90,404	$88,116	$70,989	$96,006	$108,157

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.19%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Premier Class		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01 [1]	0.03 [1]	0.03 [1]	0.03 [1]	0.01	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.03	0.03	0.03	0.01	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.01)	(0.03)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	1.19%	2.67%	3.31%	3.39%	1.31%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.25%	0.26%	0.25%	0.26%	0.27%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.12%[4]
Net investment income	2.38%	2.63%	3.21%	3.36%	1.42%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,844,030	$1,703,404	$1,747,982	$1,388,952	$814,588	$559,264

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.08% higher.
The accompanying notes are an integral part of these financial statements.
24 | Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Service Class		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01 [1]	0.02 [1]	0.03 [1]	0.03 [1]	0.01	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.02	0.03	0.03	0.01	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.01)	(0.02)	(0.03)	(0.03)	(0.01)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.09%	2.46%	3.17%	3.22%	1.09%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.54%	0.37%	0.38%	0.55%	0.56%
Net expenses	0.40%	0.40%	0.36%	0.37%	0.42%*	0.12%*
Net investment income	2.19%	2.38%	3.14%	3.17%	1.10%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$116,970	$106,986	$38,791	$79,678	$68,699	$65,673

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.33%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 25

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Class A shares became Service Class shares in a tax-free conversion. Shareholders of Class A received Service Class shares at a value equal to the value of their Class A shares immediately prior to the conversion. Class A shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
26 | Retail Money Market Funds

Notes to financial statements (unaudited)
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2026, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$15,000,000	$0	$15,000,000
Municipal obligations	0	2,017,232,288	0	2,017,232,288
Repurchase agreements	0	15,200,000	0	15,200,000
Total assets	$0	$2,047,432,288	$0	$2,047,432,288
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among
Retail Money Market Funds | 27

Notes to financial statements (unaudited)
other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2026, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Administrator Class	0.10%
Premier Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of July 31, 2026, the contractual expense caps are as follows:

EXPENSE RATIO CAPS
Administrator Class	0.30%
Premier Class	0.20
Service Class	0.45
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund  is charged a fee at an annual rate up to 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $532,370,000, $667,065,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, for the six months ended July 31, 2026.
28 | Retail Money Market Funds

Notes to financial statements (unaudited)
5.CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
6.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
7.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Retail Money Market Funds | 29

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

30 | Retail Money Market Funds

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Retail Money Market Funds | 31

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring National Tax-Free Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

32 | Retail Money Market Funds

Other information (unaudited)
approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.

Retail Money Market Funds | 33

Other information (unaudited)
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

34 | Retail Money Market Funds

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0452 07-26

Government Money Market Funds

Allspring Treasury Plus Money Market Fund
Long Form Financial Statements
Semi-Annual Report
July 31, 2026

Government Money Market Funds | 1

Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Repurchase agreements^^: 56.07%
Australia & New Zealand Banking Group Ltd., dated 7-31-2026, maturity value $1,850,564,250(01)	3.66%	8-3-2026	$1,850,000,000	$1,850,000,000
Banco Bilbao Vizcaya Argentaria, dated 7-31-2026, maturity value $1,000,304,167(02)	3.65	8-3-2026	1,000,000,000	1,000,000,000
Citigroup Global Markets Holdings, Inc., dated 7-29-2026, maturity value $250,177,431(03)	3.65	8-5-2026	250,000,000	250,000,000
Citigroup Global Markets Holdings, Inc., dated 5-28-2026, maturity value $100,940,444(04)	3.68	8-28-2026	100,000,000	100,000,000
Deutsche Bank Securities, Inc., dated 7-31-2026, maturity value $1,500,455,000(05)	3.64	8-3-2026	1,500,000,000	1,500,000,000
Fixed Income Clearing Corp. - Barclays, dated 7-31-2026, maturity value $3,000,915,000(06)	3.66	8-3-2026	3,000,000,000	3,000,000,000
Fixed Income Clearing Corp. - Credit Agricole, dated 7-31-2026, maturity value $1,000,305,000(07)	3.66	8-3-2026	1,000,000,000	1,000,000,000
Fixed Income Clearing Corp. - Standard Chartered Bank, dated 7-31-2026, maturity value $2,000,610,000(08)	3.66	8-3-2026	2,000,000,000	2,000,000,000
MUFG Securities EMEA PLC, dated 7-31-2026, maturity value $2,500,762,500(09)	3.66	8-3-2026	2,500,000,000	2,500,000,000
Natixis, dated 7-31-2026, maturity value $807,819,964(10)	3.64	8-3-2026	807,575,000	807,575,000
Natwest Markets Securities, Inc., dated 7-31-2026, maturity value $500,152,083(11)	3.65	8-3-2026	500,000,000	500,000,000
Natwest Markets Securities, Inc., dated 7-30-2026, maturity value $1,000,709,722(12)	3.65	8-6-2026	1,000,000,000	1,000,000,000
RBC Dominion, dated 7-31-2026, maturity value $100,030,417(13)	3.65	8-3-2026	100,000,000	100,000,000
Societe Generale, dated 7-10-2026, maturity value $501,571,528(14)	3.65	8-10-2026	500,000,000	500,000,000
U.S. Bank, dated 7-31-2026, maturity value $284,886,627(15)	3.65	8-3-2026	284,800,000	284,800,000
Total repurchase agreements (Cost $16,392,375,000)				16,392,375,000
U.S. Treasury securities: 43.98%
U.S. Treasury Bills☼	3.44	2-18-2027	110,000,000	107,938,692
U.S. Treasury Bills☼	3.55	8-20-2026	350,000,000	349,421,362
U.S. Treasury Bills☼	3.67	8-4-2026	250,000,000	249,974,896
U.S. Treasury Bills☼	3.68	9-1-2026	300,000,000	299,122,750
U.S. Treasury Bills☼	3.69	8-27-2026	350,000,000	349,150,667
U.S. Treasury Bills☼	3.70	8-18-2026	175,000,000	174,734,219
U.S. Treasury Bills☼	3.70	9-3-2026	150,000,000	149,528,671
U.S. Treasury Bills☼	3.70	9-15-2026	175,000,000	174,236,526
U.S. Treasury Bills☼	3.77	8-25-2026	200,000,000	199,544,936
U.S. Treasury Bills☼	3.78	10-22-2026	150,000,000	148,756,667
U.S. Treasury Bills☼	3.80	11-17-2026	250,000,000	247,243,264
U.S. Treasury Bills☼	3.81	10-15-2026	500,000,000	496,185,243
U.S. Treasury Bills☼	3.81	11-10-2026	250,000,000	247,418,094
U.S. Treasury Bills☼	3.83	9-22-2026	100,000,000	99,475,868
U.S. Treasury Bills☼	3.88	1-7-2027	50,000,000	49,164,629
U.S. Treasury Bills☼	3.89	12-24-2026	175,000,000	172,330,667
U.S. Treasury Bills☼	3.89	12-31-2026	175,000,000	172,200,000
The accompanying notes are an integral part of these financial statements.
2 | Government Money Market Funds

Portfolio of investments—July 31, 2026 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼		3.89%	1-21-2027	$75,000,000	$73,633,781
U.S. Treasury Bills☼		3.90	11-24-2026	250,000,000	246,980,781
U.S. Treasury Bills☼		3.91	7-8-2027	125,000,000	120,456,458
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.10%)±		3.95	1-31-2027	990,000,000	989,991,635
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.10%)±		3.95	1-31-2028	500,000,000	499,976,212
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.10%)±		3.96	4-30-2028	1,075,000,000	1,075,344,933
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.16%)±		4.01	4-30-2027	780,000,000	780,018,370
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.16%)±		4.01	7-31-2027	400,000,000	400,009,598
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.19%)±		4.04	10-31-2027	500,000,000	500,301,563
U.S. Treasury Notes		0.50	6-30-2027	75,000,000	72,685,170
U.S. Treasury Notes		0.63	3-31-2027	225,000,000	220,756,671
U.S. Treasury Notes		0.88	9-30-2026	135,000,000	134,405,338
U.S. Treasury Notes		1.25	11-30-2026	140,000,000	138,939,416
U.S. Treasury Notes		1.25	12-31-2026	282,500,000	279,852,640
U.S. Treasury Notes		2.75	4-30-2027	255,000,000	253,182,236
U.S. Treasury Notes		3.50	9-30-2026	135,000,000	134,958,128
U.S. Treasury Notes		3.75	8-31-2026	110,000,000	109,998,935
U.S. Treasury Notes		3.75	4-30-2027	600,000,000	600,055,516
U.S. Treasury Notes		3.75	6-30-2027	150,000,000	149,760,472
U.S. Treasury Notes		3.88	3-31-2027	195,000,000	195,145,559
U.S. Treasury Notes		4.25	11-30-2026	285,000,000	285,554,043
U.S. Treasury Notes		4.25	12-31-2026	612,500,000	614,152,568
U.S. Treasury Notes		4.25	3-15-2027	780,000,000	783,337,464
U.S. Treasury Notes		4.38	12-15-2026	100,000,000	100,301,585
U.S. Treasury Notes		4.38	7-15-2027	190,000,000	190,578,951
U.S. Treasury Notes		4.63	10-15-2026	70,000,000	70,144,244
U.S. Treasury Notes		4.63	6-15-2027	149,000,000	149,928,600
Total U.S. treasury securities (Cost $12,856,878,018)					12,856,878,018
Total investments in securities (Cost $29,249,253,018)	100.05%				29,249,253,018
Other assets and liabilities, net	(0.05)				(14,117,046)
Total net assets	100.00%				$29,235,135,972

The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 3

Portfolio of investments—July 31, 2026 (unaudited)

^^	Collateralized by:
(01) U.S. government securities, 1.13% to 6.25%, 3-31-2027 to 5-15-2050, fair value including accrued interest is $1,884,341,979.
(02) U.S. government securities, 0.00% to 4.63%, 11-15-2026 to 2-15-2053, fair value including accrued interest is $1,020,000,094.
(03) U.S. government securities, 3.63% to 4.75%, 11-15-2043 to 2-15-2044, fair value including accrued interest is $255,000,083.
(04) U.S. government securities, 4.00%, 11-15-2042, fair value including accrued interest is $102,000,053.
(05) U.S. government securities, 0.00% to 4.63%, 8-15-2026 to 11-15-2055, fair value including accrued interest is $1,529,181,946.
(06) U.S. government securities, 0.00% to 6.13%, 8-4-2026 to 11-15-2034, fair value including accrued interest is $3,060,000,037.
(07) U.S. government securities, 0.00% to 4.88%, 8-27-2026 to 11-15-2045, fair value including accrued interest is $1,020,000,023.
(08) U.S. government securities, 0.00% to 5.38%, 8-15-2026 to 5-15-2056, fair value including accrued interest is $2,040,000,025.
(09) U.S. government securities, 0.13% to 6.13%, 11-30-2026 to 1-15-2036, fair value including accrued interest is $2,550,000,000.
(10) U.S. government securities, 1.38% to 4.63%, 3-31-2028 to 2-15-2055, fair value including accrued interest is $823,726,515.
(11) U.S. government securities, 0.00% to 2.50%, 8-15-2026 to 2-15-2056, fair value including accrued interest is $510,000,085.
(12) U.S. government securities, 0.00% to 2.13%, 4-15-2028 to 5-15-2052, fair value including accrued interest is $1,020,000,025.
(13) U.S. government securities, 0.00% to 4.63%, 10-15-2026 to 2-15-2051, fair value including accrued interest is $102,000,000.
(14) U.S. government securities, 4.13% to 4.38%, 11-30-2029 to 7-31-2031, fair value including accrued interest is $510,000,046.
(15) U.S. government securities, 0.00% to 5.00%, 10-15-2026 to 2-15-2054, fair value including accrued interest is $290,496,007.
☼	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
The accompanying notes are an integral part of these financial statements.
4 | Government Money Market Funds

Statement of assets and liabilities—July 31, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$12,856,878,018
Investments in repurchase agreements, at amortized cost	16,392,375,000
Cash	55,785
Receivable for interest	44,038,813
Receivable for Fund shares sold	6,384,796
Prepaid expenses and other assets	364,554
Total assets	29,300,096,966
Liabilities
Dividends payable	53,679,353
Payable for Fund shares redeemed	5,563,107
Management fee payable	2,874,988
Administration fees payable	1,928,429
Shareholder servicing fees payable	597,607
Accrued expenses and other liabilities	317,510
Total liabilities	64,960,994
Total net assets	$29,235,135,972
Net assets consist of
Paid-in capital	$29,234,816,327
Total distributable earnings	319,645
Total net assets	$29,235,135,972
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 5

Statement of assets and liabilities—July 31, 2026 (unaudited)
Statement of assets and liabilities
Computation of net asset value per share
Net assets–Class A	$1,090,959,450
Shares outstanding–Class A1	1,090,817,018
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$30,692,211
Shares outstanding–Administrator Class[1]	30,689,598
Net asset value per share–Administrator Class	$1.00
Net assets–Capital Class	$2,486,220
Shares outstanding–Capital Class[1]	2,486,022
Net asset value per share–Capital Class	$1.00
Net assets–Institutional Class	$15,164,063,756
Shares outstanding–Institutional Class[1]	15,162,810,625
Net asset value per share–Institutional Class	$1.00
Net assets–Roberts & Ryan Class	$112,900
Shares outstanding–Roberts & Ryan Class[1]	112,891
Net asset value per share–Roberts & Ryan Class	$1.00
Net assets–Select Class	$11,435,506,480
Shares outstanding–Select Class[1]	11,434,566,866
Net asset value per share–Select Class	$1.00
Net assets–Service Class	$1,511,314,955
Shares outstanding–Service Class[1]	1,511,214,709
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Government Money Market Funds

Statement of operations—six months ended July 31, 2026 (unaudited)
Statement of operations
Investment income
Interest	$573,167,949
Expenses
Management fee	20,350,215
Administration fees
Class A	1,288,321
Administrator Class	19,507
Capital Class[1]	251
Institutional Class	6,633,553
Roberts & Ryan Class	45
Select Class	2,256,167
Service Class	937,116
Shareholder servicing fees
Class A	1,623,414
Administrator Class	19,507
Service Class	1,952,326
Custody and accounting fees	307,236
Professional fees	98,161
Registration fees	207,513
Shareholder report expenses	21,672
Trustees’ fees and expenses	130,711
Other fees and expenses	169,932
Total expenses	36,015,647
Less: Fee waivers and/or expense reimbursements
Class A	(56,223)
Administrator Class	(20)
Capital Class[1]	(120)
Institutional Class	(1,522,409)
Roberts & Ryan Class	(9)
Select Class	(2,166,112)
Service Class	(457,333)
Net expenses	31,813,421
Net investment income	541,354,528
Net realized gains on investments	831,031
Net increase in net assets resulting from operations	$542,185,559
1 For the period from April 30, 2026 (commencement of class operations) to July 31, 2026
The accompanying notes are an integral part of these financial statements.
 | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2026 (unaudited)		Year ended January 31, 2026
Operations
Net investment income		$541,354,528		$1,297,596,080
Net realized gains on investments		831,031		981,395
Net increase in net assets resulting from operations		542,185,559		1,298,577,475
Distributions to shareholders from
Net investment income and net realized gains
Class A		(20,449,622)		(51,524,676)
Administrator Class		(661,746)		(1,531,810)
Capital Class		(14,860)[1]		N/A
Institutional Class		(292,547,839)		(772,215,968)
Roberts & Ryan Class		(1,966)		(4,356)
Select Class		(202,271,663)		(396,925,776)
Service Class		(25,626,326)		(76,367,550)
Total distributions to shareholders		(541,574,022)		(1,298,570,136)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	14,220,550,636	14,220,550,636	19,731,782,308	19,731,782,308
Administrator Class	108,148,884	108,148,884	186,010,827	186,010,827
Capital Class	3,443,264 [1]	3,443,264 [1]	N/A	N/A
Institutional Class	49,855,732,450	49,855,732,450	74,606,279,804	74,606,279,804
Roberts & Ryan Class	0	0	13	13
Select Class	131,852,422,151	131,852,422,151	268,576,686,515	268,576,686,515
Service Class	4,853,491,073	4,853,491,073	15,754,332,881	15,754,332,881
		200,893,788,458		378,855,092,348
Reinvestment of distributions
Class A	4,380,669	4,380,669	12,655,965	12,655,965
Administrator Class	659,486	659,486	1,531,810	1,531,810
Capital Class	895 [1]	895 [1]	N/A	N/A
Institutional Class	76,275,319	76,275,319	180,824,130	180,824,130
Roberts & Ryan Class	1,955	1,955	4,356	4,356
Select Class	139,795,080	139,795,080	295,757,536	295,757,536
Service Class	7,498,773	7,498,773	30,743,015	30,743,015
		228,612,177		521,516,812
1 For the period from April 30, 2026 (commencement of class operations) to July 31, 2026
The accompanying notes are an integral part of these financial statements.
8 |

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2026 (unaudited)		Year ended January 31, 2026
	Shares		Shares
Payment for shares redeemed
Class A	(14,557,249,132)	$(14,557,249,132)	(19,807,745,256)	$(19,807,745,256)
Administrator Class	(125,043,433)	(125,043,433)	(180,568,567)	(180,568,567)
Capital Class	(958,137)[1]	(958,137)[1]	N/A	N/A
Institutional Class	(54,693,521,071)	(54,693,521,071)	(74,312,873,062)	(74,312,873,062)
Select Class	(129,021,096,121)	(129,021,096,121)	(269,346,509,924)	(269,346,509,924)
Service Class	(5,371,315,123)	(5,371,315,123)	(15,486,897,236)	(15,486,897,236)
		(203,769,183,017)		(379,134,594,045)
Net increase (decrease) in net assets resulting from capital share transactions		(2,646,782,382)		242,015,115
Total increase (decrease) in net assets		(2,646,170,845)		242,022,454
Net assets
Beginning of period		31,881,306,817		31,639,284,363
End of period		$29,235,135,972		$31,881,306,817
1 For the period from April 30, 2026 (commencement of class operations) to July 31, 2026
The accompanying notes are an integral part of these financial statements.
 | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Class A		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.04 [1]	0.05 [1]	0.05 [1]	0.01	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.01	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.57%	3.71%	4.65%	4.68%	1.51%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.59%	0.59%	0.60%	0.62%	0.61%
Net expenses	0.58%	0.58%	0.58%	0.59%	0.50%*	0.06%*
Net investment income	3.15%	3.64%	4.54%	4.58%	1.33%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,090,959	$1,423,273	$1,486,538	$1,617,295	$1,469,727	$2,421,542

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.54%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Administrator Class		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.69%	3.96%	4.90%	4.94%	1.71%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.35%	0.34%
Net expenses	0.34%	0.34%	0.34%	0.34%	0.26%*	0.06%*
Net investment income	3.39%	3.88%	4.70%	4.83%	1.10%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$30,692	$46,928	$39,955	$24,656	$26,770	$117,556

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.28%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Financial highlights

(For a share outstanding throughout each period)

Capital Class	Six months ended July 31, 2026[1] (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]
Total from investment operations	0.01
Distributions to shareholders from
Net investment income	(0.01)
Net asset value, end of period	$1.00
Total return[4]	0.89%
Ratios to average net assets (annualized)
Gross expenses	0.20%
Net expenses	0.17%
Net investment income	3.55%
Supplemental data
Net assets, end of period (000s omitted)	$2,486

[1]	For the period from April 30, 2026 (commencement of class operations) to July 31, 2026
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Institutional Class		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.76%	4.10%	5.04%	5.09%	1.84%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.23%	0.22%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.19%*	0.06%*
Net investment income	3.53%	4.02%	4.91%	4.99%	1.84%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$15,164,064	$19,925,454	$19,451,328	$16,599,118	$13,471,949	$14,984,670

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.01%
Year ended January 31, 2022	0.14%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Roberts & Ryan Class		2026	2025	2024[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [2]	0.04 [2]	0.05 [2]	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	(0.00)[4]	0.00 [3]
Total from investment operations	0.02	0.04	0.05	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.01)
Net realized gains	0.00	(0.00)[3]	0.00	(0.00)[3]
Total distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[5]	1.76%	4.10%	5.04%	1.45%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%
Net expenses	0.20%	0.20%	0.20%	0.20%
Net investment income	3.52%	4.02%	4.92%	5.22%
Supplemental data
Net assets, end of period (000s omitted)	$113	$111	$107	$101

[1]	For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Amount is more than $(0.005).
[5]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
14 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Select Class		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.79%	4.16%	5.11%	5.15%	1.89%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%	0.18%	0.19%	0.18%
Net expenses	0.14%	0.14%	0.14%	0.14%	0.14%	0.06%[5]
Net investment income	3.58%	4.08%	4.95%	5.06%	1.87%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$11,435,506	$8,463,872	$8,937,893	$8,535,983	$5,565,461	$4,360,652

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.08% higher.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2026 (unaudited)	Year ended January 31
Service Class		2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.05)	(0.02)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.64%	3.84%	4.78%	4.83%	1.62%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.51%	0.52%	0.51%
Net expenses	0.45%	0.45%	0.45%	0.45%	0.40%*	0.06%*
Net investment income	3.28%	3.76%	4.67%	4.75%	1.60%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,511,315	$2,021,669	$1,723,464	$2,050,427	$1,415,688	$1,406,514

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.05%
Year ended January 31, 2022	0.39%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Government Money Market Funds

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Government Money Market Funds | 17

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2026, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
As of January 31, 2026, the Fund had current year deferred post-October capital losses consisting of $35,203 in short-term losses which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Repurchase agreements	$0	$16,392,375,000	$0	$16,392,375,000
U.S. Treasury securities	0	12,856,878,018	0	12,856,878,018
Total assets	$0	$29,249,253,018	$0	$29,249,253,018
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
18 | Government Money Market Funds

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2026, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.19%
Administrator Class	0.10
Capital Class	0.06
Institutional Class	0.08
Roberts & Ryan Class	0.08
Select Class	0.04
Service Class	0.12
Prior to July 1, 2026, the class-level administration fee for Class A was 0.20% of its average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2027 (May 31, 2028 for Class A) to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.57%
Administrator Class	0.34
Capital Class	0.17
Institutional Class	0.20
Roberts & Ryan Class	0.20
Select Class	0.14
Service Class	0.45
Prior to July 1, 2026, the Fund’s expenses were capped at 0.58% for Class A.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class of the Fund are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Government Money Market Funds | 19

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended July 31, 2026.
5.CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
6.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
7.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
20 | Government Money Market Funds

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Government Money Market Funds | 21

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

22 | Government Money Market Funds

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Treasury Plus Money Market Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Government Money Market Funds | 23

Other information (unaudited)
approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of or equal to the median net operating expense ratios of the expense Groups for each share class, except for the Service Class and Select Class, which were lower than the median net operating expense ratio of the expense Groups. The Board also noted management’s proposal to reduce the expense cap for Class A shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which are expected to reduce the Fund’s net operating expense ratio for such share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of or equal to the sum of the average rates for the expense Groups for each share class. The Board also noted management’s proposal to reduce the expense cap for Class A shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which are expected to reduce the Fund’s net operating expense ratio for such share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

24 | Government Money Market Funds

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Government Money Market Funds | 25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0453 07-26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: September 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: September 24, 2026

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: September 24, 2026